UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23872

Themes ETF Trust
(Exact name of registrant as specified in charter)

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Address of principal executive offices) (Zip code)

Themes Management Company, LLC

34 East Putnam Avenue Suite 112

Greenwich, CT 06830
(Name and address of agent for service)

(646) 206-1788

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2026

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Themes China Generative Artificial Intelligence ETF
DRGN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc. )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes China Generative Artificial Intelligence ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/drgn. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes China Generative Artificial Intelligence ETF	$18	0.39%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$22,236,760
Number of Holdings	23
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Xiaomi Corp.	6.7%
Baidu, Inc.	6.6%
Foxconn Industrial Internet Co. Ltd.	6.6%
Yuanjie Semiconductor Technology Co. Ltd.	6.4%
Hygon Information Technology Co. Ltd.	6.1%
Cambricon Technologies Corp. Ltd.	6.0%
Montage Technology Co. Ltd.	5.8%
Zhejiang Dahua Technology Co. Ltd.	5.0%
Kuaishou Technology	4.9%
360 Security Technology, Inc.	4.9%

Top Sectors	(%)
Technology	66.5%
Communications	21.1%
Consumer Discretionary	9.8%
Cash & Other	2.6%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/drgn.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes China Generative Artificial Intelligence ETF	PAGE 1	TSR-SAR-882927296

Themes Cloud Computing ETF
CLOD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Cloud Computing ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/clod. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Cloud Computing ETF	$15	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,541,624
Number of Holdings	49
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	5.6%
Alphabet, Inc.	5.3%
Amazon.com, Inc.	5.1%
Crowdstrike Holdings, Inc.	4.7%
Microsoft Corp.	4.5%
Oracle Corp.	4.4%
Adobe, Inc.	4.2%
Salesforce, Inc.	4.1%
SAP SE	4.1%
ServiceNow, Inc.	4.0%

Top Sectors	(%)
Technology	74.7%
Communications	13.5%
Consumer Discretionary	9.1%
Industrials	2.4%
Financials	0.2%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/clod.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Cloud Computing ETF	PAGE 1	TSR-SAR-882927205

Themes Copper Miners ETF
COPA (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Copper Miners ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/copa. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Copper Miners ETF	$19	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$11,587,342
Number of Holdings	50
Portfolio Turnover	21%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Freeport-McMoRan, Inc.	8.8%
BHP Group Ltd.	4.3%
Glencore PLC	4.1%
First Quantum Minerals Ltd.	4.0%
Lundin Mining Corp.	3.9%
Teck Resources Ltd.	3.6%
Antofagasta PLC	3.3%
Southern Copper Corp.	3.3%
Jiujiang Defu Technology Co. Ltd.	3.2%
Ivanhoe Mines Ltd.	3.1%

Top Sectors	(%)
Materials	98.2%
Industrials	1.7%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/copa.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Copper Miners ETF	PAGE 1	TSR-SAR-882927783

Themes Cybersecurity ETF
SPAM (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Cybersecurity ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/spam. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Cybersecurity ETF	$16	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,296,525
Number of Holdings	35
Portfolio Turnover	22%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Palo Alto Networks, Inc.	7.9%
Akamai Technologies, Inc.	6.5%
Nebius Group NV	5.4%
Fortinet, Inc.	5.1%
CoreWeave, Inc.	5.0%
CACI International, Inc.	4.8%
Clear Secure, Inc.	4.7%
NEXTDC Ltd.	4.6%
Fastly, Inc.	4.5%
Booz Allen Hamilton Holding Corp.	4.3%

Top Sectors	(%)
Technology	91.9%
Communications	5.6%
Industrials	2.3%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/spam.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Cybersecurity ETF	PAGE 1	TSR-SAR-882927304

Themes Generative Artificial Intelligence ETF
WISE (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Generative Artificial Intelligence ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/wise. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Generative Artificial Intelligence ETF	$15	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,825,094
Number of Holdings	42
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Brand Engagement Network, Inc.	6.8%
Blaize Holdings, Inc.	5.0%
NVIDIA Corp.	4.9%
Advanced Micro Devices, Inc.	4.8%
Palantir Technologies, Inc.	4.8%
SoundHound AI, Inc.	4.3%
QuickLogic Corp.	4.2%
Datavault AI, Inc.	4.0%
BigBear.ai Holdings, Inc.	3.9%
Information Services Group, Inc.	3.9%

Top Sectors	(%)
Technology	85.4%
Industrials	6.9%
Consumer Discretionary	3.6%
Communications	2.8%
Health Care	0.8%
Energy	0.3%
Cash & Other	0.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/wise.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Generative Artificial Intelligence ETF	PAGE 1	TSR-SAR-882927502

Themes Global Systemically Important Banks ETF
GSIB (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Global Systemically Important Banks ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/gsib. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Global Systemically Important Banks ETF	$18	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$27,356,070
Number of Holdings	29
Portfolio Turnover	9%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Industrial & Commercial Bank of China Ltd.	3.7%
Bank of China Ltd.	3.7%
UBS Group AG	3.7%
Goldman Sachs Group, Inc.	3.6%
Agricultural Bank of China Ltd.	3.7%
State Street Corp.	3.6%
Banco Santander SA	3.6%
HSBC Holdings PLC	3.6%
Wells Fargo & Co.	3.6%
Morgan Stanley	3.6%

Top Sectors	(%)
Financials	99.9%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/gsib.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Global Systemically Important Banks ETF	PAGE 1	TSR-SAR-882927601

Themes Gold Miners ETF
AUMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Gold Miners ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/aumi. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Gold Miners ETF	$19	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,613,496
Number of Holdings	31
Portfolio Turnover	16%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Alamos Gold, Inc.	5.2%
Endeavour Mining PLC	5.1%
Agnico Eagle Mines Ltd.	5.0%
Equinox Gold Corp.	4.9%
Kinross Gold Corp.	4.8%
Anglogold Ashanti PLC	4.7%
IAMGOLD Corp.	4.6%
Lundin Gold, Inc.	4.6%
DPM Metals, Inc.	4.6%
Gold Fields Ltd.	4.4%

Top Sectors	(%)
Materials	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/aumi.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Gold Miners ETF	PAGE 1	TSR-SAR-882927700

Themes Humanoid Robotics ETF
BOTT (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Humanoid Robotics ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/bott. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Humanoid Robotics ETF	$19	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$30,801,885
Number of Holdings	31
Portfolio Turnover	54%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Yujin Robot Co. Ltd.	7.6%
Neuromeka Co. Ltd.	6.9%
Teradyne, Inc.	6.8%
Palladyne AI Corp.	5.4%
Rainbow Robotics	5.1%
NVIDIA Corp.	4.8%
Leader Harmonious Drive Systems Co. Ltd.	4.7%
MDA Space Ltd.	4.5%
Tesla, Inc.	4.5%
Hyulim ROBOT Co. Ltd.	4.4%

Top Sectors	(%)
Industrials	67.7%
Technology	15.5%
Consumer Discretionary	14.0%
Communications	2.3%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/bott.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Humanoid Robotics ETF	PAGE 1	TSR-SAR-882927833

Themes Lithium & Battery Metal Miners ETF
LIMI (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Lithium & Battery Metal Miners ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/limi. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Lithium & Battery Metal Miners ETF	$20	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,913,836
Number of Holdings	47
Portfolio Turnover	35%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
PLS Group Ltd.	10.7%
Albemarle Corp.	8.6%
Guangzhou Tinci Materials Technology Co. Ltd.	6.1%
Tianqi Lithium Corp.	4.7%
Ganfeng Lithium Group Co. Ltd.	4.3%
Liontown Ltd.	4.1%
Zhejiang Huayou Cobalt Co. Ltd.	4.0%
IGO Ltd.	3.6%
Elevra Lithium Ltd.	3.3%
GEM Co. Ltd.	2.8%

Top Sectors	(%)
Materials	99.6%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/limi.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Lithium & Battery Metal Miners ETF	PAGE 1	TSR-SAR-882927775

Themes Natural Monopoly ETF
CZAR (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Natural Monopoly ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/czar. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Natural Monopoly ETF	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$1,518,841
Number of Holdings	97
Portfolio Turnover	33%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
BAE Systems PLC	5.3%
Honeywell International, Inc.	4.8%
Cisco Systems, Inc.	4.2%
Fortive Corp.	4.1%
ASX Ltd.	4.0%
Broadcom, Inc.	3.7%
Blackrock, Inc.	3.4%
Raymond James Financial, Inc.	3.4%
Mastercard, Inc.	3.4%
Visa, Inc.	3.2%

Top Sectors	(%)
Industrials	27.6%
Technology	18.5%
Financials	18.0%
Health Care	8.9%
Consumer Staples	7.4%
Consumer Discretionary	5.2%
Energy	3.6%
Utilities	3.6%
Materials	3.4%
Cash & Other	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/czar.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Natural Monopoly ETF	PAGE 1	TSR-SAR-882927809

Themes Silver Miners ETF
AGMI (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Silver Miners ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/agmi. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Silver Miners ETF	$20	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$14,740,871
Number of Holdings	39
Portfolio Turnover	13%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Newmont Corp.	10.6%
Fresnillo PLC	10.1%
First Majestic Silver Corp.	9.7%
Wheaton Precious Metals Corp.	6.5%
Industrias Penoles SAB de CV	5.3%
Discovery Silver Corp.	4.6%
Pan American Silver Corp.	4.6%
Zijin Mining Group Co. Ltd.	4.4%
Endeavour Silver Corp.	4.3%
Silvercorp Metals, Inc.	3.8%

Top Sectors	(%)
Materials	99.7%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/agmi.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Silver Miners ETF	PAGE 1	TSR-SAR-882927817

Themes Transatlantic Defense ETF
NATO (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Transatlantic Defense ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/nato. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Transatlantic Defense ETF	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$101,846,826
Number of Holdings	81
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
RTX Corp.	8.8%
General Electric Co.	7.4%
Boeing Co.	7.0%
Rolls-Royce Holdings PLC	5.9%
Lockheed Martin Corp.	5.8%
Honeywell International, Inc.	5.4%
Northrop Grumman Corp.	4.7%
Airbus SE	4.7%
Safran SA	4.7%
Howmet Aerospace, Inc.	4.5%

Top Sectors	(%)
Industrials	96.9%
Technology	1.6%
Communications	0.1%
Consumer Discretionary	0.1%
Materials	0.0%
Cash & Other	1.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/nato.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Transatlantic Defense ETF	PAGE 1	TSR-SAR-882927767

Themes Uranium & Nuclear ETF
URAN (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes Uranium & Nuclear ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/uran. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes Uranium & Nuclear ETF	$17	0.35%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$27,912,801
Number of Holdings	41
Portfolio Turnover	17%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Cameco Corp.	9.3%
Constellation Energy Corp.	7.6%
PG&E Corp.	3.6%
American Electric Power Co., Inc.	3.6%
Duke Energy Corp.	3.6%
Uranium Energy Corp.	3.3%
NexGen Energy Ltd.	3.2%
CGN Power Co. Ltd.	3.1%
NAC Kazatomprom JSC	3.1%
Public Service Enterprise Group, Inc.	3.0%

Top Sectors	(%)
Materials	52.5%
Utilities	33.4%
Industrials	12.4%
Technology	1.3%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/uran.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes Uranium & Nuclear ETF	PAGE 1	TSR-SAR-882927759

Themes US Cash Flow Champions ETF
LGCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes US Cash Flow Champions ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/lgcf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US Cash Flow Champions ETF	$15	0.29%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$3,110,795
Number of Holdings	77
Portfolio Turnover	20%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Exxon Mobil Corp.	7.0%
Chevron Corp.	6.7%
AbbVie, Inc.	4.7%
JPMorgan Chase & Co.	4.5%
Goldman Sachs Group, Inc.	4.4%
Wells Fargo & Co.	4.2%
Gilead Sciences, Inc.	2.9%
American Express Co.	2.8%
ConocoPhillips	2.8%
Pfizer, Inc.	2.8%

Top Sectors	(%)
Financials	35.7%
Energy	25.7%
Health Care	15.8%
Communications	7.7%
Consumer Discretionary	5.0%
Technology	4.1%
Consumer Staples	2.5%
Materials	2.0%
Industrials	1.1%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/lgcf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Cash Flow Champions ETF	PAGE 1	TSR-SAR-882927882

Themes US Infrastructure ETF
HWAY (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes US Infrastructure ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/hway. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US Infrastructure ETF	$15	0.29%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,648,697
Number of Holdings	99
Portfolio Turnover	6%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
Caterpillar, Inc.	5.9%
Deere & Co.	5.1%
Parker-Hannifin Corp.	5.0%
Quanta Services, Inc.	4.9%
CSX Corp.	4.7%
Union Pacific Corp.	4.4%
Emerson Electric Co.	4.2%
Norfolk Southern Corp.	4.1%
CRH PLC	3.7%
Fastenal Co.	3.2%

Top Sectors	(%)
Industrials	77.8%
Materials	19.9%
Consumer Discretionary	1.5%
Utilities	0.3%
Energy	0.1%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/hway.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Infrastructure ETF	PAGE 1	TSR-SAR-882927726

Themes US R&D Champions ETF
USRD (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes US R&D Champions ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/usrd. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US R&D Champions ETF	$14	0.29%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$938,972
Number of Holdings	51
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
ARM Holdings PLC	3.1%
Vertiv Holdings Co.	2.9%
Keysight Technologies, Inc.	2.8%
Corteva, Inc.	2.5%
Motorola Solutions, Inc.	2.4%
Deere & Co.	2.3%
Applied Materials, Inc.	2.3%
Regeneron Pharmaceuticals, Inc.	2.2%
Fortinet, Inc.	2.1%
Electronic Arts, Inc.	2.1%

Top Sectors	(%)
Technology	53.9%
Health Care	15.1%
Industrials	11.9%
Communications	9.3%
Consumer Discretionary	3.5%
Materials	2.5%
Consumer Staples	2.1%
Real Estate	1.4%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/usrd.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US R&D Champions ETF	PAGE 1	TSR-SAR-882927874

Themes US Small Cap Cash Flow Champions ETF
SMCF (Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC)
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Themes US Small Cap Cash Flow Champions ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://themesetfs.com/etfs/smcf. You can also request this information by contacting us at 1-866-584-3637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Themes US Small Cap Cash Flow Champions ETF	$15	0.29%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$2,788,710
Number of Holdings	74
Portfolio Turnover	46%
WHAT DID THE FUND INVEST IN? (as of March 31, 2026)

Top 10 Issuers	(%)
APA Corp.	4.9%
East West Bancorp, Inc.	4.7%
RenaissanceRe Holdings Ltd.	4.5%
Reinsurance Group of America, Inc.	4.5%
Fidelity National Financial, Inc.	4.0%
Sterling Infrastructure, Inc.	3.9%
Mueller Industries, Inc.	3.8%
HF Sinclair Corp.	3.1%
Builders FirstSource, Inc.	3.0%
UMB Financial Corp.	2.7%

Top Sectors	(%)
Financials	50.3%
Energy	16.9%
Industrials	14.3%
Consumer Discretionary	6.7%
Technology	2.8%
Health Care	2.5%
Materials	2.4%
Consumer Staples	2.0%
Communications	1.3%
Cash & Other	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://themesetfs.com/etfs/smcf.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Themes Management Company documents not be householded, please contact Themes Management Company at 1-866-584-3637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Themes Management Company or your financial intermediary.
Themes US Small Cap Cash Flow Champions ETF	PAGE 1	TSR-SAR-882927866

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Themes ETF Trust
Themes China Generative Artificial Intelligence ETF | DRGN
Themes Cloud Computing ETF | CLOD
Themes Copper Miners ETF | COPA
Themes Cybersecurity ETF | SPAM
Themes Generative Artificial Intelligence ETF | WISE
Themes Global Systemically Important Banks ETF | GSIB
Themes Gold Miners ETF | AUMI
Themes Humanoid Robotics ETF | BOTT
Themes Lithium & Battery Metal Miners ETF | LIMI
Themes Natural Monopoly ETF | CZAR
Themes Silver Miners ETF | AGMI
Themes Transatlantic Defense ETF | NATO
Themes Uranium & Nuclear ETF | URAN
Themes US Cash Flow Champions ETF | USCF
Themes US Infrastructure ETF | HWAY
Themes US R&D Champions ETF | USRD
Themes US Small Cap Cash Flow Champions ETF | SMCF
Semi-Annual Financial Statements and Additional Information
March 31, 2026

THEMES CHINA GENERATIVE ARTIFICIAL INTELLIGENCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.4%
Consumer Discretionary Products - 0.4%
ECARX Holdings, Inc. - Class A(a)	102,625	$100,347
Financial Services - 1.0%
Bairong, Inc.(a)(b)	218,800	222,394
Industrial Products - 4.4%
RoboSense Technology Co. Ltd.(a)	219,100	972,945
Media - 21.1%
360 Security Technology, Inc. - Class A	696,500	1,078,798
Baidu, Inc. - ADR(a)	13,248	1,476,092
Kingsoft Corp. Ltd.	370,400	1,061,903
Kuaishou Technology(b)	187,700	1,080,067
		4,696,860
Retail & Wholesale - Discretionary - 5.0%
Zhejiang Dahua Technology Co. Ltd. - Class A	452,000	1,102,487
Software & Technology Services - 29.1%(c)
Arcsoft Corp. Ltd. - Class A	135,000	750,217
Cambricon Technologies Corp. Ltd. - Class A(a)	9,300	1,323,340
Iflytek Co. Ltd. - Class A	159,900	1,069,595
Kingsoft Cloud Holdings Ltd.(a)	1,175,300	1,034,226
Phancy Group Co. Ltd. - Class H(a)	163,000	730,893
TRS Information Technology Corp. Ltd. - Class A(a)	392,900	1,015,778
Tuya, Inc. - ADR	125,615	290,171
Yidu Tech, Inc.(a)(b)	415,400	260,115
		6,474,335
Tech Hardware & Semiconductors - 36.4%(c)
Foxconn Industrial Internet Co. Ltd. - Class A	198,100	1,475,670
Hygon Information Technology Co. Ltd. - Class A	44,500	1,354,415
IEIT Systems Co. Ltd.	131,900	1,070,750
Montage Technology Co. Ltd. - Class A	71,300	1,293,024
Xiaomi Corp. - Class B(a)(b)	365,300	1,479,611
Yuanjie Semiconductor Technology Co. Ltd. - Class A	9,800	1,426,321
		8,099,791
TOTAL COMMON STOCKS (Cost $24,416,423)		21,669,159

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(d)	66,856	$66,856
TOTAL MONEY MARKET FUNDS (Cost $66,856)		66,856
TOTAL INVESTMENTS - 97.7% (Cost $24,483,279)		$21,736,015
Other Assets in Excess of Liabilities - 2.3%		500,745
TOTAL NET ASSETS - 100.0%		$22,236,760

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $3,042,187 or 13.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

1

THEMES CLOUD COMPUTING ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Financial Services - 0.2%
Hut 8 Corp.(a)	73	$3,424
Industrial Products - 1.0%
Hexagon AB - Class B	1,584	15,066
Industrial Services - 1.4%
Paychex, Inc.	243	22,385
Media - 13.2%
Alphabet, Inc. - Class A	282	81,092
AppLovin Corp. - Class A(a)	144	57,312
GoDaddy, Inc. - Class A(a)	97	8,019
Prosus NV	921	41,496
VeriSign, Inc.	61	15,150
		203,069
Retail & Wholesale - Discretionary - 9.1%
Amazon.com, Inc.(a)	374	77,893
MercadoLibre, Inc.(a)	36	62,245
		140,138
Software & Technology Services - 73.5%(b)
Adobe, Inc.(a)	267	64,902
Akamai Technologies, Inc.(a)	105	12,059
Atlassian Corp. - Class A(a)	129	8,804
Autodesk, Inc.(a)	159	38,065
Cadence Design Systems, Inc.(a)	205	56,963
Check Point Software Technologies Ltd.(a)	61	8,714
Cloudflare, Inc. - Class A(a)	234	48,284
Commvault Systems, Inc.(a)	32	2,493
CoreWeave, Inc. - Class A(a)	182	14,100
Crowdstrike Holdings, Inc. - Class A(a)	187	73,007
Dassault Systemes SE	511	10,200
Datadog, Inc. - Class A(a)	237	27,978
Dynatrace, Inc.(a)	222	8,210
Fortinet, Inc.(a)	471	38,490
HubSpot, Inc.(a)	38	9,276
Intuit, Inc.	138	59,668
Microsoft Corp.	186	68,852
MongoDB, Inc.(a)	60	14,686
Nebius Group NV(a)	162	16,809
Nutanix, Inc. - Class A(a)	194	7,374
Okta, Inc.(a)	127	9,996
Oracle Corp.	465	68,406
Palo Alto Networks, Inc.(a)	543	87,054
Rubrik, Inc. - Class A(a)	102	4,995
Salesforce, Inc.	342	63,841
SAP SE	373	63,334
ServiceNow, Inc.(a)	596	62,312
Snowflake, Inc. - Class A(a)	242	36,498
Strategy, Inc. - Class A(a)	200	24,960
Synopsys, Inc.(a)	144	57,093
Twilio, Inc. - Class A(a)	105	13,211
Unity Software, Inc.(a)	242	5,310

	Shares	Value
Workday, Inc. - Class A(a)	158	$20,527
Zoom Communications, Inc. - Class A(a)	201	16,158
Zscaler, Inc.(a)	74	10,381
		1,133,010
Tech Hardware & Semiconductors - 1.2%
F5, Inc.(a)	44	12,730
InterDigital, Inc.	18	5,436
		18,166
Telecommunications - 0.3%
Applied Digital Corp.(a)	169	4,012
TOTAL COMMON STOCKS (Cost $1,797,897)		1,539,270
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.59%(c)	1,668	1,668
TOTAL MONEY MARKET FUNDS (Cost $1,668)		1,668
TOTAL INVESTMENTS - 100.0% (Cost $1,799,565)		$1,540,938
Other Assets in Excess of Liabilities - 0.0%(d)		686
TOTAL NET ASSETS - 100.0%		$1,541,624

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

THEMES COPPER MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Industrial Services - 1.7%
Guangdong Feinan Resources Recycling Co. Ltd. - Class A	69,540	$193,877
Materials - 98.2%(a)
29Metals Ltd.(b)	829,180	197,372
Aeris Resources Ltd.(b)	598,448	163,095
Altius Minerals Corp.	3,249	114,279
Amarc Resources Ltd.(b)	41,753	29,714
Antofagasta PLC	8,744	385,050
Arizona Sonoran Copper Co., Inc.(b)	64,822	326,184
Atalaya Mining Copper, S.A.	28,979	271,947
Aurubis AG	1,441	249,838
Avino Silver & Gold Mines Ltd.(b)	16,879	107,139
BHP Group Ltd.	14,172	492,712
Boliden AB(b)	3,478	178,444
Capstone Copper Corp.(b)	45,521	343,265
Central Asia Metals PLC	86,964	186,009
Chalice Mining Ltd.(b)	85,472	83,445
China Gold International Resources Corp. Ltd.	6,628	133,551
China Nonferrous Mining Corp. Ltd.	196,397	287,788
Cia de Minas Buenaventura SAA - ADR	3,924	141,421
Collective Mining Ltd.(b)	6,633	116,486
ERO Copper Corp.(b)	9,580	255,288
First Quantum Minerals Ltd.(b)	19,169	458,314
Foran Mining Corp.(b)	23,425	90,763
Freeport-McMoRan, Inc.	17,298	1,016,776
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	18,200	158,336
Glencore PLC	62,918	470,936
GoldMining, Inc.(b)	82,775	98,775
Hot Chili Ltd.(b)	89,244	77,583
Hudbay Minerals, Inc.	11,090	232,228
Imperial Metals Corp.(b)	32,928	183,920
Ivanhoe Electric, Inc.(b)	13,388	158,246
Ivanhoe Mines Ltd. - Class A(b)	42,615	364,239
Jiangxi Copper Co. Ltd. - Class A	41,300	257,071
Jinchuan Group International Resources Co. Ltd.(b)(c)	97,134	0
Jiujiang Defu Technology Co. Ltd. - Class A(b)	65,800	370,995
Lundin Mining Corp.	18,239	454,828
LunR Royalties Corp.(b)	8,087	176,785
Mitsubishi Materials Corp.	3,700	112,255
MMG Ltd.(b)	245,925	226,442
NGEx Minerals Ltd.(b)	9,167	166,721
Nittetsu Mining Co. Ltd.	9,700	151,699
Power Metallic Mines, Inc.(b)	107,654	81,257
Sandfire Resources Ltd.(b)	24,245	268,147
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. - Class A	100,100	88,679
Solaris Resources, Inc.(b)	24,560	212,038
Southern Copper Corp.	2,238	385,045

	Shares	Value
Talon Metals Corp.(b)	17,855	$80,862
Taseko Mines Ltd.(b)	46,359	300,262
Teck Resources Ltd. - Class B	8,089	419,249
US Goldmining, Inc.(b)	11,960	139,095
WA1 Resources Ltd.(b)	11,657	112,277
		11,376,850
TOTAL COMMON STOCKS (Cost $11,863,306)		11,570,727
TOTAL INVESTMENTS - 99.9% (Cost $11,863,306)		$11,570,727
Other Assets in Excess of Liabilities - 0.1%		16,615
TOTAL NET ASSETS - 100.0%		$11,587,342

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

The accompanying notes are an integral part of these financial statements.

3

THEMES CYBERSECURITY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Industrial Services - 2.3%
Alarm.com Holdings, Inc.(a)	1,198	$51,742
Software & Technology Services - 90.1%(b)
Akamai Technologies, Inc.(a)	1,301	149,420
BlackBerry Ltd.(a)	14,693	47,605
Booz Allen Hamilton Holding Corp.	1,276	99,566
BTQ Technologies Corp.(a)	2,384	6,341
CACI International, Inc. - Class A(a)	204	110,950
Check Point Software Technologies Ltd.(a)	606	86,567
Clear Secure, Inc. - Class A	2,237	108,293
CoreWeave, Inc. - Class A(a)	1,489	115,353
Crowdstrike Holdings, Inc. - Class A(a)	239	93,308
Digital Arts, Inc.	300	9,754
Fastly, Inc. - Class A(a)	3,548	103,105
Fortinet, Inc.(a)	1,432	117,023
GB Group PLC	6,190	16,468
Nebius Group NV(a)	1,199	124,408
Netcompany Group AS(a)(c)	1,079	65,189
Netskope, Inc. - Class A(a)	2,058	17,472
Okta, Inc.(a)	1,219	95,948
OneSpan, Inc.	833	8,772
Palo Alto Networks, Inc.(a)	1,132	181,482
Qoria Ltd.(a)	25,518	4,930
Qualys, Inc.(a)	867	76,166
Radware Ltd.(a)	889	23,398
Rapid7, Inc.(a)	1,624	8,948
SailPoint, Inc.(a)	1,381	18,284
SentinelOne, Inc. - Class A(a)	7,418	95,544
SUNeVision Holdings Ltd.	15,566	10,720
Tenable Holdings, Inc.(a)	2,989	50,559
Trend Micro, Inc.	2,800	92,448
Varonis Systems, Inc.(a)	2,883	61,898
Zscaler, Inc.(a)	498	69,864
		2,069,783
Tech Hardware & Semiconductors - 1.8%
A10 Networks, Inc.	1,744	40,321
Telecommunications - 5.6%
NEXTDC Ltd.(a)	13,510	105,516
Vnet Group, Inc. - ADR(a)	2,887	24,222
		129,738
TOTAL COMMON STOCKS (Cost $2,616,329)		2,291,584

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.59%(d)	2,338	$2,338
TOTAL MONEY MARKET FUNDS (Cost $2,338)		2,338
TOTAL INVESTMENTS - 99.9% (Cost $2,618,667)		$2,293,922
Other Assets in Excess of Liabilities - 0.1%		2,603
TOTAL NET ASSETS - 100.0%		$2,296,525

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $65,189 or 2.8% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

4

THEMES GENERATIVE ARTIFICIAL INTELLIGENCE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Financial Services - 0.7%
Bairong, Inc.(a)(b)	216,496	$220,052
Josh Gibson Stablecoin Tokens(a)	1,977,904	0
		220,052
Health Care - 0.8%
Recursion Pharmaceuticals, Inc. - Class A(a)	77,000	236,390
Industrial Products - 2.4%
Palladyne AI Corp.(a)	119,242	723,799
Industrial Services - 4.5%
Information Services Group, Inc.	310,400	1,191,936
Innodata, Inc.(a)	5,415	209,127
		1,401,063
Media - 2.8%
Alphabet, Inc. - Class A	3,014	866,706
Oil & Gas - 0.3%
NextNRG, Inc.(a)	250,000	100,000
Retail & Wholesale - Discretionary - 3.6%
Amazon.com, Inc.(a)	5,377	1,119,868
Software & Technology Services - 56.5%(c)
Appier Group, Inc.	79,200	390,249
BigBear.ai Holdings, Inc.(a)	340,097	1,197,141
Brand Engagement Network, Inc.(a)	55,540	2,104,966
C3.ai, Inc. - Class A(a)	113,915	959,164
Cerence, Inc.(a)	48,505	306,067
CoreWeave, Inc. - Class A(a)	7,800	604,266
Datasection, Inc.(a)	53,200	425,721
Datavault AI, Inc.(a)	1,977,904	1,222,938
Digital China Holdings Ltd.	2,063,000	557,767
Duos Technologies Group, Inc.(a)	13,370	91,718
Gorilla Technology Group, Inc.(a)	102,240	1,076,587
Grid Dynamics Holdings, Inc.(a)	66,978	381,775
Kingsoft Cloud Holdings Ltd.(a)	1,222,000	1,075,320
MongoDB, Inc.(a)	400	97,908
nCino, Inc.(a)	4,965	74,376
Oracle Corp.	3,930	578,142
Pagaya Technologies Ltd. - Class A(a)	44,300	516,095
Palantir Technologies, Inc. - Class A(a)	10,061	1,471,723
PKSHA Technology, Inc.(a)	44,300	740,264
Rezolve AI PLC(a)	158,849	406,653
Snowflake, Inc. - Class A(a)	7,473	1,127,078
SoundHound AI, Inc. - Class A(a)	191,444	1,315,220
Veritone, Inc.(a)	326,550	643,303
Zeta Global Holdings Corp. - Class A(a)	2,592	41,265
		17,405,706

	Shares	Value
Tech Hardware & Semiconductors - 28.2%(c)
Advanced Micro Devices, Inc.(a)	7,264	$1,477,716
Ambarella, Inc.(a)	9,077	467,239
Arista Networks, Inc.(a)	3,679	451,708
Blaize Holdings, Inc.(a)	841,000	1,530,620
BrainChip Holdings Ltd.(a)	9,076,499	876,726
Broadcom, Inc.	3,450	1,067,809
NVIDIA Corp.	8,687	1,515,013
QuickLogic Corp.(a)	139,500	1,308,510
		8,695,341
TOTAL COMMON STOCKS (Cost $34,315,213)		30,768,925
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(d)	64,520	64,520
TOTAL MONEY MARKET FUNDS (Cost $64,520)		64,520
TOTAL INVESTMENTS - 100.0% (Cost $34,379,733)		$30,833,445
Liabilities in Excess of Other Assets - (0.0)%(e)		(8,351)
TOTAL NET ASSETS - 100.0%		$30,825,094

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $220,052 or 0.7% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

5

THEMES GLOBAL SYSTEMICALLY IMPORTANT BANKS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Banking - 81.7%(a)
Agricultural Bank of China Ltd. - Class H	1,407,527	$999,837
Banco Santander SA - ADR	88,215	995,065
Bank of America Corp.	20,297	989,479
Bank of China Ltd. - Class H	1,583,282	1,003,534
Bank of Communications Co. Ltd. - Class H	1,081,268	970,786
Barclays PLC - ADR	46,255	978,756
BNP Paribas SA - ADR	19,402	923,341
China Construction Bank Corp. - Class H	908,879	972,491
Citigroup, Inc.	8,685	984,966
Credit Agricole SA	50,289	925,960
Deutsche Bank AG	32,703	973,895
HSBC Holdings PLC - ADR	12,052	994,169
Industrial & Commercial Bank of China Ltd. - ADR	56,785	1,005,095
ING Groep NV - ADR	36,997	963,772
JPMorgan Chase & Co.	3,341	982,789
Mitsubishi UFJ Financial Group, Inc. - ADR	56,606	960,604
Mizuho Financial Group, Inc. - ADR	123,420	979,955
Royal Bank of Canada	5,925	958,547
Societe Generale SA	12,939	923,659
Standard Chartered PLC - ADR	22,525	946,275
Sumitomo Mitsui Financial Group, Inc. - ADR	48,975	967,256
Toronto-Dominion Bank	10,168	948,776
Wells Fargo & Co.	12,487	994,090
		22,343,097
Financial Services - 18.2%
Bank of New York Mellon Corp.	8,278	982,019
Goldman Sachs Group, Inc.	1,180	998,268
Morgan Stanley	6,024	991,370
State Street Corp.	7,877	996,913
UBS Group AG	25,660	1,002,536
		4,971,106
TOTAL COMMON STOCKS (Cost $25,937,468)		27,314,203
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Treasury Obligations Fund - Class X, 3.59%(b)	40,471	40,471
TOTAL MONEY MARKET FUNDS (Cost $40,471)		40,471
TOTAL INVESTMENTS - 100.0% (Cost $25,977,939)		$27,354,674
Other Assets in Excess of Liabilities - 0.0%(c)		1,396
TOTAL NET ASSETS - 100.0%		$27,356,070

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

THEMES GOLD MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Materials - 99.5%(a)
Agnico Eagle Mines Ltd.	7,517	$1,525,825
Alamos Gold, Inc. - Class A	35,993	1,601,328
Allied Gold Corp.(b)	16,761	519,542
Anglogold Ashanti PLC	14,899	1,450,567
Aris Mining Corp.(b)	36,323	674,447
B2Gold Corp.	230,260	1,046,110
Capricorn Metals Ltd.	72,346	549,067
DPM Metals, Inc.	39,740	1,399,227
Emerald Resources NL(b)	96,049	355,865
Endeavour Mining PLC	26,105	1,565,249
Equinox Gold Corp.	102,995	1,487,434
G Mining Ventures Corp.(b)	31,487	1,105,021
Genesis Minerals Ltd.(b)	180,064	731,745
Gold Fields Ltd. - ADR	29,966	1,360,456
IAMGOLD Corp.(b)	75,119	1,412,632
K92 Mining, Inc.(b)	43,822	743,755
Kinross Gold Corp.	47,590	1,454,966
Lundin Gold, Inc.	18,328	1,400,654
Northern Star Resources Ltd.	81,127	1,139,622
OceanaGold Corp.	42,287	1,333,267
Orla Mining Ltd.	55,953	899,769
Pan African Resources PLC	310,313	572,554
Perseus Mining Ltd.	247,352	878,902
Ramelius Resources Ltd.	345,766	875,520
Regis Resources Ltd.	135,216	620,394
Torex Gold Resources, Inc.	17,628	809,106
Vault Minerals Ltd.	178,337	513,092
Wesdome Gold Mines Ltd.(b)	27,795	496,318
Westgold Resources Ltd.	172,474	700,901
Zhaojin Mining Industry Co. Ltd. - Class H	304,931	1,234,315
TOTAL COMMON STOCKS (Cost $28,675,069)		30,457,650
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(c)	122,256	122,256
TOTAL MONEY MARKET FUNDS (Cost $122,256)		122,256
TOTAL INVESTMENTS - 99.9% (Cost $28,797,325)		$30,579,906
Other Assets in Excess of Liabilities - 0.1%		33,590
TOTAL NET ASSETS - 100.0%		$30,613,496

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

7

THEMES HUMANOID ROBOTICS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.5%
Consumer Discretionary Products - 14.0%
Aishida Co. Ltd. - Class A	744,100	$1,136,368
Ecovacs Robotics Co. Ltd. - Class A	127,100	1,122,672
Tesla, Inc.(a)	3,702	1,376,219
XPeng, Inc. - Class A(a)	80,007	667,813
		4,303,072
Industrial Products - 67.7%(b)
AMC Robotics Corp.(a)	39,035	212,936
Clobot Co. Ltd.(a)	8,772	276,908
CMES, Inc./Korea(a)	12,398	236,361
EFORT Intelligent Robot Co. Ltd.(a)	340,888	815,680
Estun Automation Co. Ltd. - Class A(a)	130,800	379,248
Guangdong Topstar Technology Co. Ltd. - Class A(a)	38,700	140,443
Hesai Group - ADR(a)	31,346	599,335
Hirata Corp.	34,300	509,189
Hyulim ROBOT Co. Ltd.(a)	200,272	1,346,784
Leader Harmonious Drive Systems Co. Ltd. - Class A	53,988	1,462,667
MDA Space Ltd.(a)	54,335	1,376,440
Neuromeka Co. Ltd.(a)	54,704	2,139,372
Ningbo PIA Automation Holding Corp. - Class A(a)	877,829	1,141,094
Palladyne AI Corp.(a)	273,017	1,657,213
Rainbow Robotics(a)	4,577	1,556,894
Richtech Robotics, Inc. - Class B(a)	467,030	976,093
Shanghai Kelai Mechatronics Engineering Co. Ltd. - Class A	218,200	644,347
Shenzhen Zhaowei Machinery & Electronic Co. Ltd. - Class A	5,100	70,872
T-Robotics Co. Ltd.(a)	68,188	748,815
UBTech Robotics Corp. Ltd. - Class H(a)	89,264	972,191
Yijiahe Technology Co. Ltd. - Class A(a)	325,100	1,244,267
Yujin Robot Co. Ltd.(a)	148,112	2,349,833
		20,856,982
Media - 2.3%
Serve Robotics, Inc.(a)	84,703	714,893
Tech Hardware & Semiconductors - 15.5%
NVIDIA Corp.	8,437	1,471,413
Teradyne, Inc.	7,059	2,092,711
Zhejiang Hechuan Technology Corp. Ltd. - Class A(a)	276,170	1,205,710
		4,769,834
TOTAL COMMON STOCKS (Cost $32,297,051)		30,644,781

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(c)	92,289	$92,289
TOTAL MONEY MARKET FUNDS (Cost $92,289)		92,289
TOTAL INVESTMENTS - 99.8% (Cost $32,389,340)		$30,737,070
Other Assets in Excess of Liabilities - 0.2%		64,815
TOTAL NET ASSETS - 100.0%		$30,801,885

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

8

THEMES LITHIUM & BATTERY METAL MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Materials - 99.6%(a)
Albemarle Corp.	1,394	$250,265
American Lithium Corp.(b)	14,596	5,876
AMG Critical Materials NV	702	27,604
Atlas Lithium Corp.(b)	4,372	19,018
Beijing Easpring Material Technology Co. Ltd. - Class A	10,000	74,346
Canada Nickel Co., Inc.(b)	42,505	48,888
Chalice Mining Ltd.(b)	31,361	30,617
Core Lithium Ltd.(b)	465,794	78,737
Elevra Lithium Ltd.(b)	16,545	95,431
Energy Transition Minerals Ltd.(b)	364,944	23,417
Eramet SA	1,185	69,169
Ganfeng Lithium Group Co. Ltd. - Class A	11,100	125,940
Ganzhou Teng Yuan Cobalt New Material Co. Ltd. - Class A	2,100	18,270
GEM Co. Ltd. - Class A	70,800	80,862
Guangzhou Tinci Materials Technology Co. Ltd. - Class A	26,516	176,564
IGO Ltd.(b)	19,560	105,939
ioneer Ltd.(b)	318,416	28,560
Jiangsu Ruitai New Energy Materials Co. Ltd. - Class A	13,100	36,636
Lake Resources NL(b)	985,344	50,308
Largo, Inc.(b)	5,144	5,880
Latin Resources Pty Ltd.(b)(c)	2,024	0
Liontown Ltd.(b)	101,061	118,536
Lithium Americas Corp.(b)	20,275	80,599
Lithium Argentina AG(b)	10,179	68,050
Lithium Ionic Corp.(b)	11,054	9,535
Mineral Resources Ltd.(b)	1,909	70,611
Minerals 260 Ltd.(b)	58,065	27,442
Ningbo Shanshan Co. Ltd. - Class A(b)	18,400	35,345
PLS Group Ltd.(b)	88,449	312,450
PMET Resources, Inc.(b)	11,253	35,916
Q2 Metals Corp.(b)	10,526	16,268
Shanghai Putailai New Energy Technology Group Co. Ltd. - Class A	13,100	60,644
Shenzhen Capchem Technology Co. Ltd. - Class A	6,900	56,253
Sichuan Yahua Industrial Group Co. Ltd. - Class A	12,300	41,307
Sigma Lithium Corp.(b)	2,071	25,398
Sociedad Quimica y Minera de Chile SA - ADR(b)	529	42,817
St George Mining Ltd.(b)	610,154	48,412
Standard Lithium Ltd.(b)	10,901	39,025
Syrah Resources Ltd.(b)	163,373	14,654
Talon Metals Corp.(b)	9,044	40,958
Tianqi Lithium Corp. - Class A(b)	17,200	138,134
Vulcan Energy Resources Ltd.(b)	10,417	22,927
Xiamen Tungsten Co. Ltd.	7,500	60,385

	Shares	Value
Youngy Co. Ltd. - Class A	6,000	$66,252
Zhejiang Huayou Cobalt Co. Ltd. - Class A	13,800	117,321
TOTAL COMMON STOCKS (Cost $2,732,359)		2,901,566
RIGHTS - 0.0%(d)
Materials - 0.0%(a)(d)
Syrah Resources Ltd., Expires 04/18/2026, Exercise Price $0.11(b)	123,767	2,135
TOTAL RIGHTS (Cost $4,081)		2,135
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(e)	8,495	8,495
TOTAL MONEY MARKET FUNDS (Cost $8,495)		8,495
TOTAL INVESTMENTS - 99.9% (Cost $2,744,935)		$2,912,196
Other Assets in Excess of Liabilities - 0.1%		1,640
TOTAL NET ASSETS - 100.0%		$2,913,836

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

9

THEMES NATURAL MONOPOLY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%
Consumer Discretionary Products - 0.5%
Suzuki Motor Corp.	700	$8,272
Consumer Staple Products - 4.4%
Anheuser-Busch InBev SA/NV	206	14,220
Coca-Cola Co.	190	14,449
General Mills, Inc.	285	10,608
PepsiCo, Inc.	93	14,442
Procter & Gamble Co.	93	13,433
		67,152
Financial Services - 18.0%
ASX Ltd.	1,668	60,189
Blackrock, Inc.	54	51,932
Corpay, Inc.(a)	13	3,783
Experian PLC	83	2,854
Mastercard, Inc. - Class A	102	50,965
Moody’s Corp.	9	3,926
Raymond James Financial, Inc.	354	51,256
Visa, Inc. - Class A	163	49,265
		274,170
Health Care - 8.9%
AbbVie, Inc.	117	25,446
Cencora, Inc.	9	2,827
EssilorLuxottica SA	84	19,263
Fresenius SE & Co. KGaA	56	2,869
IQVIA Holdings, Inc.(a)	118	20,124
Johnson & Johnson	129	31,533
Labcorp Holdings, Inc.	11	2,935
Medtronic PLC	278	24,089
Quest Diagnostics, Inc.	15	2,939
Sonic Healthcare Ltd.	173	2,441
		134,466
Industrial Products - 20.9%
AMETEK, Inc.	75	16,077
Assa Abloy AB - Class B	259	9,204
Atlas Copco AB - Class A	834	14,373
BAE Systems PLC	2,740	79,786
Fortive Corp.	1,138	62,909
Honeywell International, Inc.	322	72,782
Schneider Electric SE	55	14,564
Siemens AG	54	12,839
Snap-on, Inc.	29	10,533
Techtronic Industries Co. Ltd.	900	11,719
Xylem, Inc.	111	13,264
		318,050
Industrial Services - 6.7%
Brambles Ltd.	353	5,504
Canadian Pacific Kansas City Ltd.	74	5,823
Cintas Corp.	36	6,089
Compass Group PLC(a)	214	5,906

	Shares	Value
FedEx Corp.	19	$6,768
Kuehne + Nagel International AG	27	6,088
Paychex, Inc.	475	43,757
Persol Holdings Co. Ltd.	2,200	3,202
RELX PLC	101	3,310
Republic Services, Inc.	18	3,943
Stantec, Inc.	40	3,458
Vinci SA	29	4,302
Waste Management, Inc.	19	4,366
		102,516
Materials - 3.4%
Air Liquide SA	27	5,552
BHP Group Ltd.	193	6,710
CRH PLC	50	5,256
Heidelberg Materials AG	22	4,535
Holcim AG	62	5,034
Nippon Paint Holdings Co. Ltd.	700	4,306
Nippon Sanso Holdings Corp.	200	6,973
Sherwin-Williams Co.	14	4,488
Sika AG	20	3,249
Vulcan Materials Co.	18	4,901
		51,004
Media - 1.6%
Charter Communications, Inc. - Class A(a)	33	7,124
Comcast Corp. - Class A	222	6,374
Expedia Group, Inc.	24	5,541
Uber Technologies, Inc.(a)	63	4,532
Versant Media Group, Inc.	8	296
		23,867
Oil & Gas - 3.6%
Aker BP ASA	330	12,307
SLB Ltd.	97	4,985
Suncor Energy, Inc.	183	12,104
TotalEnergies SE	125	11,690
Var Energi ASA	2,625	13,701
		54,787
Retail & Wholesale - Discretionary - 4.2%
Copart, Inc.(a)	520	17,264
eBay, Inc.	233	21,208
Ferguson Enterprises, Inc.	12	2,799
Home Depot, Inc.	60	19,733
Reece Ltd.	312	2,855
		63,859
Retail & Wholesale - Staples - 3.0%
Alimentation Couche-Tard, Inc.	372	21,086
George Weston Ltd.	285	20,135
ITOCHU Corp.	200	2,488
Sysco Corp.	36	2,568
		46,277

The accompanying notes are an integral part of these financial statements.

10

THEMES NATURAL MONOPOLY ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Technology Services - 10.6%
Accenture PLC - Class A	200	$39,658
Autodesk, Inc.(a)	182	43,571
Intuit, Inc.	81	35,023
Pro Medicus Ltd.	18	1,452
Sage Group PLC	3,690	40,918
		160,622
Tech Hardware & Semiconductors - 7.9%
Broadcom, Inc.	182	56,331
Cisco Systems, Inc.	816	63,313
		119,644
Telecommunications - 1.7%
AT&T, Inc.	181	5,247
HKT Trust & HKT Ltd.	3,060	4,769
KDDI Corp.	300	5,148
SoftBank Corp.	3,300	4,390
Verizon Communications, Inc.	116	5,823
		25,377
Utilities - 3.6%
American Water Works Co., Inc.	60	8,165
Duke Energy Corp.	70	9,166
Exelon Corp.	186	9,118
National Grid PLC	572	9,611
Origin Energy Ltd.	1,062	9,071
Severn Trent PLC	216	8,834
		53,965
TOTAL COMMON STOCKS (Cost $1,502,607)		1,504,028
PREFERRED STOCKS - 0.5%
Consumer Discretionary Products - 0.5%
Volkswagen AG, 0.00%	83	8,289
TOTAL PREFERRED STOCKS (Cost $9,929)		8,289
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Treasury Obligations Fund - Class X, 3.59%(b)	2,538	2,538
TOTAL MONEY MARKET FUNDS (Cost $2,538)		2,538
TOTAL INVESTMENTS - 99.7% (Cost $1,515,074)		$1,514,855
Other Assets in Excess of Liabilities - 0.3%		3,986
TOTAL NET ASSETS - 100.0%		$1,518,841

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

11

THEMES SILVER MINERS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Materials - 99.7%(a)
AbraSilver Resource Corp.(b)	36,090	$326,629
Americas Gold & Silver Corp.(b)	63,873	333,346
Andean Silver Ltd.(b)	47,632	64,577
Avino Silver & Gold Mines Ltd.(b)	6,073	38,548
Aya Gold & Silver, Inc.(b)	31,992	488,010
Baiyin Nonferrous Group Co. Ltd. - Class A	2,200	2,586
Coeur Mining, Inc.(b)	22,271	418,027
Discovery Silver Corp.(b)	105,910	680,638
Endeavour Silver Corp.(b)	68,688	639,485
First Majestic Silver Corp.	66,714	1,430,100
Fortuna Mining Corp.(b)	1,501	14,923
Freeport-McMoRan, Inc.	7,067	415,398
Fresnillo PLC	33,976	1,485,820
GoGold Resources, Inc.(b)	100,449	192,074
Hecla Mining Co.	23,238	432,924
Hochschild Mining PLC	11,596	91,630
Industrias Penoles SAB de CV(b)	17,646	784,298
Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. - Class A	3,700	21,542
Jiangxi Copper Co. Ltd. - Class A	4,200	26,143
Jiangxi Copper Co. Ltd. - Class H	34,764	151,183
KGHM Polska Miedz SA(b)	4,677	337,527
MMG Ltd.(b)	20,928	19,270
Newmont Corp.	14,373	1,555,877
OR Royalties, Inc.	6,498	247,429
Pan American Silver Corp.	12,375	676,046
Shandong Gold Mining Co. Ltd. - Class A	1,100	6,409
Shandong Gold Mining Co. Ltd. - Class H(c)	4,922	20,300
Silvercorp Metals, Inc.	52,048	559,728
Southern Copper Corp.	3,035	522,221
SSR Mining, Inc.(b)	7,036	206,858
Teck Resources Ltd. - Class B	2,244	116,305
Triple Flag Precious Metals Corp.	14,591	506,610
Vizsla Silver Corp.(b)	82,291	272,706
Wheaton Precious Metals Corp.	7,298	957,958
Yunnan Chihong Zinc&Germanium Co. Ltd.	1,500	1,707
Zhuzhou Smelter Group Co. Ltd. - Class A(b)	300	755
Zijin Mining Group Co. Ltd. - Class A	24,800	117,463
Zijin Mining Group Co. Ltd. - Class H	119,977	525,737
TOTAL COMMON STOCKS (Cost $13,778,539)		14,688,787

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(d)	46,069	$46,069
TOTAL MONEY MARKET FUNDS (Cost $46,069)		46,069
TOTAL INVESTMENTS - 100.0% (Cost $13,824,608)		$14,734,856
Other Assets in Excess of Liabilities - 0.0%(e)		6,015
TOTAL NET ASSETS - 100.0%		$14,740,871

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $20,300 or 0.1% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

12

THEMES TRANSATLANTIC DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Consumer Discretionary Products - 0.1%
Colt CZ Group SE	1,147	$48,833
Smith & Wesson Brands, Inc.	5,039	72,209
		121,042
Financial Services - 1.2%
FTAI Aviation Ltd.	5,016	1,228,920
Industrial Products - 95.7%(a)
AAR Corp.(b)	1,890	206,879
AeroVironment, Inc.(b)	1,472	269,450
Airbus SE	25,844	4,804,004
AIRO Group Holdings, Inc.(b)	2,530	19,241
Altinay Savunma Teknolojileri AS(b)	126,570	40,756
Archer Aviation, Inc. - Class A(b)	26,148	135,185
Aselsan Elektronik Sanayi Ve Ticaret AS	57,960	417,675
Astronics Corp.(b)	1,435	95,758
Avio SpA	1,634	62,515
Avon Technologies PLC	1,983	43,517
Axon Enterprise, Inc.(b)	3,626	1,539,926
BAE Systems PLC	148,897	4,335,734
Beta Technologies, Inc. - Class A(b)	6,183	90,890
Bodycote PLC	8,566	69,218
Boeing Co.(b)	35,905	7,146,172
Bombardier, Inc. - Class B(b)	4,272	755,515
BWX Technologies, Inc.	4,540	928,385
Byrna Technologies, Inc.(b)	2,218	20,361
Cadre Holdings, Inc.	1,338	41,050
Chemring Group PLC	13,280	89,293
Cirrus Aircraft Ltd.	6,761	30,506
Cohort PLC	3,967	63,743
Crane Co.	2,384	407,664
Curtiss-Wright Corp.	1,850	1,260,072
Dassault Aviation SA	861	317,665
Ducommun, Inc.(b)	617	75,274
Eve Holding, Inc.(b)	12,005	29,772
Exail Technologies SA(b)	369	50,755
Firefly Aerospace, Inc.(b)	3,478	99,019
General Dynamics Corp.	10,933	3,752,424
General Electric Co.	26,572	7,540,336
HEICO Corp.	2,007	550,319
Hensoldt AG	3,057	267,129
Hexcel Corp.	3,833	310,205
Honeywell International, Inc.	24,303	5,493,207
Howmet Aerospace, Inc.	19,676	4,534,531
Huntington Ingalls Industries, Inc.	1,883	715,352
Innovative Solutions and Support, Inc.(b)	2,932	60,194
Intuitive Machines, Inc.(b)	5,315	98,646
Joby Aviation, Inc.(b)	25,615	211,580
Karman Holdings, Inc.(b)	3,758	300,828
Kratos Defense & Security Solutions, Inc.(b)	8,184	577,054
L3Harris Technologies, Inc.	9,245	3,190,912
Leonardo DRS, Inc.	2,523	112,324
Leonardo SpA	19,420	1,302,807

	Shares	Value
LISI SA	868	$52,572
Loar Holdings, Inc.(b)	884	50,644
Lockheed Martin Corp.	9,719	5,874,066
Melrose Industries PLC	62,045	412,911
Mercury Systems, Inc.(b)	2,532	184,608
Mirion Technologies, Inc.(b)	11,727	218,005
Momentus, Inc.(b)	3,816	14,043
Moog, Inc. - Class A	1,370	400,917
MTU Aero Engines AG	2,652	950,252
National Presto Industries, Inc.	381	52,220
Northrop Grumman Corp.	7,046	4,807,063
OSI Systems, Inc.(b)	773	205,239
QinetiQ Group PLC	23,544	141,478
Redwire Corp.(b)	5,303	45,076
RENK Group AG	4,000	234,130
Rheinmetall AG	2,261	3,775,041
Rocket Lab Corp.(b)	24,085	1,546,739
Rolls-Royce Holdings PLC	399,234	5,981,746
RTX Corp.	46,261	8,923,747
Saab AB	14,867	969,602
Safran SA	14,831	4,789,613
SDT Uzay VE Savunma Teknolojileri AS	9,601	44,116
Senior PLC	19,822	75,036
Textron, Inc.	8,865	776,219
Thales SA	4,271	1,244,532
TransDigm Group, Inc.	2,721	3,153,530
Vertical Aerospace Ltd.(b)	8,808	19,466
Virgin Galactic Holdings, Inc.(b)	12,548	30,492
		97,436,945
Materials - 0.0%(c)
Solstice Advanced Materials, Inc.	6	457
Software & Technology Services - 0.2%
Amentum Holdings, Inc.(b)	6,961	181,543
Tech Hardware & Semiconductors - 1.4%
Teledyne Technologies, Inc.(b)	2,295	1,388,498
Telecommunications - 0.1%
Satellogic, Inc.(b)	22,287	121,241
TOTAL COMMON STOCKS (Cost $96,725,331)		100,478,646
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(d)	457,332	457,332
TOTAL MONEY MARKET FUNDS (Cost $457,332)		457,332
TOTAL INVESTMENTS - 99.1% (Cost $97,182,663)		$100,935,978
Other Assets in Excess of Liabilities - 0.9%		910,848
TOTAL NET ASSETS - 100.0%		$101,846,826

The accompanying notes are an integral part of these financial statements.

13

THEMES TRANSATLANTIC DEFENSE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

14

THEMES URANIUM & NUCLEAR ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Industrial Products - 12.4%
BWX Technologies, Inc.	2,391	$488,935
Chengdu Guoguang Electric Co. Ltd. - Class A(a)	17,300	212,112
Lightbridge Corp.(a)	65,648	699,808
Mirion Technologies, Inc.(a)	27,110	503,975
NANO Nuclear Energy, Inc.(a)	24,449	500,715
NuScale Power Corp.(a)	69,214	750,280
RongFa Nuclear Equipment Co. Ltd. - Class A(a)	282,600	300,673
		3,456,498
Materials - 52.5%(b)
Atha Energy Corp.(a)	407,253	240,060
Bannerman Energy Ltd.(a)	255,449	643,302
Boss Energy Ltd.(a)	661,388	695,895
Cameco Corp.	23,937	2,603,112
Centrus Energy Corp. - Class A(a)	3,438	596,802
CGN Mining Co. Ltd.	1,341,182	660,226
Deep Yellow Ltd.(a)	505,883	609,064
Denison Mines Corp.(a)	221,315	784,331
Encore Energy Corp.(a)	246,624	446,763
Energy Fuels, Inc.(a)	21,767	397,248
IsoEnergy Ltd.(a)	71,791	760,693
Laramide Resources Ltd.(a)	166,506	82,589
Lotus Resources Ltd.(a)	567,589	499,300
Mega Uranium Ltd.(a)	356,281	153,669
NAC Kazatomprom JSC - GDR	10,971	855,738
NexGen Energy Ltd.(a)	76,340	885,722
Paladin Energy Ltd.(a)	96,427	735,155
Uranium Energy Corp.(a)	68,294	921,969
Uranium Royalty Corp.(a)	140,715	515,884
Ur-Energy, Inc.(a)	537,427	795,845
Yellow Cake PLC(a)(c)	96,334	760,579
		14,643,946
Tech Hardware & Semiconductors - 1.3%
Silex Systems Ltd.(a)	101,661	371,046
Utilities - 33.4%(b)
American Electric Power Co., Inc.	7,665	1,004,728
CGN Power Co. Ltd. - Class A	1,303,900	870,122
China National Nuclear Power Co. Ltd. - Class A	620,100	812,354
Constellation Energy Corp.	7,591	2,119,787
Duke Energy Corp.	7,629	998,941
Endesa SA	8,215	342,592
Kyushu Electric Power Co., Inc.	24,500	279,109
Oklo, Inc.(a)	15,684	777,770
PG&E Corp.	57,646	1,012,840
Public Service Enterprise Group, Inc.	10,488	849,004
TXNM Energy, Inc.	4,593	268,507
		9,335,754
TOTAL COMMON STOCKS (Cost $27,654,138)		27,807,244

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(d)	107,928	$107,928
TOTAL MONEY MARKET FUNDS (Cost $107,928)		107,928
TOTAL INVESTMENTS - 100.0% (Cost $27,762,066)		$27,915,172
Liabilities in Excess of Other Assets - (0.0)%(e)		(2,371)
TOTAL NET ASSETS - 100.0%		$27,912,801

Percentages are stated as a percent of net assets.
GDR - Global Depositary Receipt
JSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $760,579 or 2.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

15

THEMES US CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Banking - 12.2%
Citizens Financial Group, Inc.	228	$13,673
Fifth Third Bancorp	350	16,261
Huntington Bancshares, Inc.	775	12,129
JPMorgan Chase & Co.	472	138,843
KeyCorp	440	8,822
M&T Bank Corp.	83	17,158
US Bancorp	797	41,452
Wells Fargo & Co.	1,634	130,083
		378,421
Consumer Discretionary Products - 0.6%
NVR, Inc.(a)	1	6,590
PulteGroup, Inc.	111	13,054
		19,644
Consumer Discretionary Services - 1.6%
Carnival Corp.	520	13,458
Royal Caribbean Cruises Ltd.	130	35,773
		49,231
Consumer Staple Products - 1.9%
Altria Group, Inc.	892	58,863
Financial Services - 12.6%
American Express Co.	290	87,719
Ameriprise Financial, Inc.	50	22,220
Apollo Global Management, Inc.	224	24,958
Capital One Financial Corp.	337	61,479
Corpay, Inc.(a)	40	11,640
Goldman Sachs Group, Inc.	162	137,050
PayPal Holdings, Inc.	533	24,108
Synchrony Financial	197	13,400
T Rowe Price Group, Inc.	115	10,366
		392,940
Health Care - 15.8%
AbbVie, Inc.	672	146,153
Biogen, Inc.(a)	77	14,116
Bristol-Myers Squibb Co.	1,080	65,502
Cigna Group	139	37,078
Gilead Sciences, Inc.	658	91,706
Pfizer, Inc.	3,069	86,178
Regeneron Pharmaceuticals, Inc.	53	40,950
Royalty Pharma PLC - Class A	222	10,649
		492,332
Industrial Products - 0.4%
Snap-on, Inc.	30	10,897
Industrial Services - 0.7%
Delta Air Lines, Inc.	330	21,938
Insurance - 10.9%
Allstate Corp.	139	28,820
American International Group, Inc.	293	22,048

	Shares	Value
Arch Capital Group Ltd.(a)	208	$19,966
Chubb Ltd.	197	64,208
Cincinnati Financial Corp.	92	14,476
Everest Group Ltd.	23	7,518
Hartford Insurance Group, Inc.	149	20,149
Loews Corp.	103	10,994
Markel Group, Inc.(a)	7	13,399
MetLife, Inc.	295	20,863
Principal Financial Group, Inc.	118	10,633
Progressive Corp.	310	61,454
Travelers Cos., Inc.	119	34,710
W R Berkley Corp.	159	10,539
		339,777
Materials - 2.0%
Newmont Corp.	575	62,244
Media - 7.7%
Airbnb, Inc. - Class A(a)	220	27,782
AppLovin Corp. - Class A(a)	135	53,730
Comcast Corp. - Class A	1,965	56,415
Expedia Group, Inc.	62	14,315
Fox Corp. - Class A	124	7,242
Uber Technologies, Inc.(a)	1,068	76,821
Versant Media Group, Inc.	45	1,666
		237,971
Oil & Gas - 25.7%(b)
Cheniere Energy, Inc.	115	32,632
Chevron Corp.	1,009	208,762
ConocoPhillips	663	87,516
Coterra Energy, Inc.	444	15,602
Diamondback Energy, Inc.	99	19,581
EOG Resources, Inc.	290	41,925
Exxon Mobil Corp.	1,275	216,317
Marathon Petroleum Corp.	161	39,313
Occidental Petroleum Corp.	409	26,585
ONEOK, Inc.	353	31,908
Phillips 66	214	38,987
Valero Energy Corp.	164	40,521
		799,649
Retail & Wholesale - Discretionary - 2.8%
Carvana Co.(a)	72	22,635
eBay, Inc.	242	22,027
MercadoLibre, Inc.(a)	25	43,226
		87,888
Retail & Wholesale - Staples - 0.6%
Archer-Daniels-Midland Co.	253	18,390
Software & Technology Services - 1.1%
Cognizant Technology Solutions Corp. - Class A	259	15,889
Gen Digital, Inc.	324	6,101
Zoom Communications, Inc. - Class A(a)	153	12,300
		34,290

The accompanying notes are an integral part of these financial statements.

16

THEMES US CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Tech Hardware & Semiconductors - 3.0%
HP, Inc.	495	$9,509
NetApp, Inc.	106	10,853
QUALCOMM, Inc.	567	73,018
		93,380
TOTAL COMMON STOCKS (Cost $2,841,710)		3,097,855
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(c)	9,762	9,762
TOTAL MONEY MARKET FUNDS (Cost $9,762)		9,762
TOTAL INVESTMENTS - 99.9% (Cost $2,851,472)		$3,107,617
Other Assets in Excess of Liabilities - 0.1%		3,178
TOTAL NET ASSETS - 100.0%		$3,110,795

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

17

THEMES US INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.6%
Consumer Discretionary Products - 0.5%
Cavco Industries, Inc.(a)	13	$6,296
Champion Homes, Inc.(a)	88	6,545
		12,841
Industrial Products - 35.3%(b)
AGCO Corp.	99	11,471
Astec Industries, Inc.	35	1,884
Atkore, Inc.	51	3,004
AZZ, Inc.	49	6,131
Caterpillar, Inc.	220	155,861
Crane Co.	74	12,654
Deere & Co.	242	136,319
Donaldson Co., Inc.	178	15,107
Dover Corp.	217	45,234
Emerson Electric Co.	842	110,319
Enpro, Inc.	33	8,271
Gibraltar Industries, Inc.(a)	49	1,954
Graco, Inc.	259	21,924
Greenbrier Cos., Inc.	49	2,580
Helios Technologies, Inc.	56	3,624
IDEX Corp.	120	22,746
Insteel Industries, Inc.	16	538
Janus International Group, Inc.(a)	233	1,200
Lindsay Corp.	17	2,024
Modine Manufacturing Co.(a)	79	17,120
Mueller Industries, Inc.	168	18,614
Mueller Water Products, Inc. - Class A	258	7,092
Oshkosh Corp.	100	14,721
Parker-Hannifin Corp.	147	131,600
SPX Technologies, Inc.(a)	73	14,596
Terex Corp.	100	5,910
Thermon Group Holdings, Inc.(a)	51	2,570
Trinity Industries, Inc.	137	4,409
Valmont Industries, Inc.	31	12,387
Vontier Corp.	218	7,733
Watts Water Technologies, Inc. - Class A	41	11,902
Westinghouse Air Brake Technologies Corp.	273	68,225
Xylem, Inc.	387	46,247
Zurn Elkay Water Solutions Corp.	224	10,044
		936,015
Industrial Services - 41.3%(b)
AECOM	204	17,303
API Group Corp.(a)	484	19,612
Applied Industrial Technologies, Inc.	58	15,389
Arcosa, Inc.	75	7,961
Argan, Inc.	19	10,348
Comfort Systems USA, Inc.	56	77,223
Construction Partners, Inc. - Class A(a)	75	8,334
CSX Corp.	3,001	123,191
DXP Enterprises, Inc./TX(a)	19	2,655
Dycom Industries, Inc.(a)	48	16,263
EMCOR Group, Inc.	72	53,158

	Shares	Value
Fastenal Co.	1,848	$85,747
Fluor Corp.(a)	289	13,482
Granite Construction, Inc.	73	8,751
Herc Holdings, Inc.	48	4,778
IES Holdings, Inc.(a)	33	15,724
Jacobs Solutions, Inc.	185	23,547
MSC Industrial Direct Co., Inc. - Class A	73	6,736
MYR Group, Inc.(a)	25	7,058
Norfolk Southern Corp.	375	107,625
NPK International, Inc.(a)	72	1,043
Quanta Services, Inc.	235	129,020
Ryder System, Inc.	64	13,101
Sterling Infrastructure, Inc.(a)	44	17,920
Tetra Tech, Inc.	395	11,897
Tutor Perini Corp.	73	5,635
Union Pacific Corp.	475	115,245
United Rentals, Inc.	104	75,770
Verra Mobility Corp.(a)	251	3,587
WESCO International, Inc.	73	19,974
WW Grainger, Inc.	70	76,357
		1,094,434
Materials - 21.1%
Advanced Drainage Systems, Inc.	112	15,359
Alcoa Corp.	409	27,129
Apogee Enterprises, Inc.	33	1,107
ATI, Inc.(a)	216	31,419
Boise Cascade Co.	64	4,854
Carlisle Cos., Inc.	66	22,019
Carpenter Technology Corp.	76	29,955
Century Aluminum Co.(a)	88	5,165
Cleveland-Cliffs, Inc.(a)	801	6,769
Commercial Metals Co.	168	10,320
CRH PLC	937	98,497
Eagle Materials, Inc.	56	10,609
Kaiser Aluminum Corp.	25	3,013
Knife River Corp.(a)	89	7,267
Martin Marietta Materials, Inc.	96	56,513
Nucor Corp.	363	61,383
Owens Corning	129	13,960
Reliance, Inc.	82	24,922
Ryerson Holding Corp.	42	944
Simpson Manufacturing Co., Inc.	66	11,327
Steel Dynamics, Inc.	220	39,600
Trex Co., Inc.(a)	179	6,519
UFP Industries, Inc.	90	8,291
United States Lime & Minerals, Inc.	17	2,220
Vulcan Materials Co.	209	56,911
Worthington Steel, Inc.	56	1,700
		557,772
Oil & Gas - 0.1%
DNOW, Inc.(a)	315	3,752

The accompanying notes are an integral part of these financial statements.

18

THEMES US INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Renewable Energy - 0.0%(c)
ASP Isotopes, Inc.(a)	64	$283
Retail & Wholesale - Discretionary - 1.0%
Builders FirstSource, Inc.(a)	169	13,914
Pool Corp.	58	11,735
		25,649
Utilities - 0.3%
Southwest Gas Holdings, Inc.	90	7,821
TOTAL COMMON STOCKS (Cost $2,433,498)		2,638,567
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.4%
First American Treasury Obligations Fund - Class X, 3.59%(d)	9,546	9,546
TOTAL MONEY MARKET FUNDS (Cost $9,546)		9,546
TOTAL INVESTMENTS - 100.0% (Cost $2,443,044)		$2,648,113
Other Assets in Excess of Liabilities - 0.0%(c)		584
TOTAL NET ASSETS - 100.0%		$2,648,697

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
The accompanying notes are an integral part of these financial statements.

19

THEMES US R&D CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Consumer Discretionary Products - 1.9%
Tesla, Inc.(a)	47	$17,472
Consumer Staple Products - 2.1%
Kenvue, Inc.	1,155	19,912
Health Care - 15.1%
Boston Scientific Corp.(a)	215	13,491
Eli Lilly & Co.	19	17,476
GE HealthCare Technologies, Inc.	254	18,080
Intuitive Surgical, Inc.(a)	39	17,979
Regeneron Pharmaceuticals, Inc.	27	20,861
ResMed, Inc.	78	17,509
Stryker Corp.	54	17,744
Zoetis, Inc.	161	19,032
		142,172
Industrial Products - 11.9%
Axon Enterprise, Inc.(a)	42	17,837
Carrier Global Corp.	337	18,977
Deere & Co.	38	21,405
Keysight Technologies, Inc.(a)	93	26,260
Vertiv Holdings Co. - Class A	108	27,063
		111,542
Materials - 2.5%
Corteva, Inc.	276	23,104
Media - 9.3%
Airbnb, Inc. - Class A(a)	155	19,573
Alphabet, Inc. - Class A	59	16,966
Electronic Arts, Inc.	99	20,183
Meta Platforms, Inc. - Class A	28	16,020
Trade Desk, Inc. - Class A(a)	662	15,021
		87,763
Retail & Wholesale - Discretionary - 1.6%
MercadoLibre, Inc.(a)	9	15,561
Software & Technology Services - 28.2%(b)
Adobe, Inc.(a)	69	16,773
Autodesk, Inc.(a)	79	18,913
Cadence Design Systems, Inc.(a)	68	18,895
CoStar Group, Inc.(a)	327	13,191
Fortinet, Inc.(a)	247	20,185
International Business Machines Corp.	68	16,483
Intuit, Inc.	40	17,295
Microsoft Corp.	47	17,398
Oracle Corp.	122	17,947
Palo Alto Networks, Inc.(a)	114	18,276
Roper Technologies, Inc.	54	19,108
ServiceNow, Inc.(a)	172	17,983

	Shares	Value
Synopsys, Inc.(a)	43	$17,049
Veeva Systems, Inc. - Class A(a)	99	17,390
Zoom Communications, Inc. - Class A(a)	218	17,525
		264,411
Tech Hardware & Semiconductors - 27.1%(b)
Advanced Micro Devices, Inc.(a)	85	17,292
Apple, Inc.	77	19,542
Applied Materials, Inc.	62	21,191
Arista Networks, Inc.(a)	142	17,435
ARM Holdings PLC - ADR(a)	191	28,894
Broadcom, Inc.	61	18,880
Cisco Systems, Inc.	257	19,941
Lam Research Corp.	86	18,375
Monolithic Power Systems, Inc.	18	19,680
Motorola Solutions, Inc.	51	22,132
QUALCOMM, Inc.	133	17,128
Super Micro Computer, Inc.(a)	690	15,711
Texas Instruments, Inc.	93	18,055
		254,256
TOTAL COMMON STOCKS (Cost $957,710)		936,193
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Treasury Obligations Fund - Class X, 3.59%(c)	2,781	2,781
TOTAL MONEY MARKET FUNDS (Cost $2,781)		2,781
TOTAL INVESTMENTS - 100.0% (Cost $960,491)		$938,974
Liabilities in Excess of Other Assets - (0.0)%(d)		(2)
TOTAL NET ASSETS - 100.0%		$938,972

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

20

THEMES US SMALL CAP CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Banking - 18.4%
Atlantic Union Bankshares Corp.	1,300	$46,462
Bancorp, Inc.(a)	398	21,385
Bank OZK	1,009	46,303
East West Bancorp, Inc.	1,228	131,101
Eastern Bankshares, Inc.	1,774	34,699
FB Financial Corp.	386	20,049
First BanCorp Puerto Rico	1,441	30,780
First Bancorp Southern Pines NC	366	20,624
Live Oak Bancshares, Inc.	316	10,450
OFG Bancorp	401	16,224
Park National Corp.	130	21,249
S&T Bancorp, Inc.	347	14,515
Simmons First National Corp. - Class A	1,313	25,538
UMB Financial Corp.	660	74,441
		513,820
Consumer Discretionary Products - 2.7%
Garrett Motion, Inc.	864	15,699
Tri Pointe Homes, Inc.(a)	780	36,449
Visteon Corp.	246	22,413
		74,561
Consumer Discretionary Services - 0.2%
Coursera, Inc.(a)	1,166	6,786
Consumer Staple Products - 1.2%
Cal-Maine Foods, Inc.	417	33,006
Financial Services - 10.8%
Artisan Partners Asset Management, Inc. - Class A	579	21,070
Bread Financial Holdings, Inc.	424	31,753
Dave, Inc.(a)	72	12,534
Enova International, Inc.(a)	219	29,747
Fidelity National Financial, Inc.	2,396	111,127
MGIC Investment Corp.	2,083	54,679
Virtu Financial, Inc. - Class A	744	32,721
Virtus Investment Partners, Inc.	62	8,330
		301,961
Health Care - 2.5%
ADMA Biologics, Inc.(a)	2,132	19,210
Harmony Biosciences Holdings, Inc.(a)	420	11,764
Kiniksa Pharmaceuticals International PLC(a)	381	18,345
Progyny, Inc.(a)	670	11,377
Teladoc Health, Inc.(a)	1,616	8,807
		69,503
Industrial Products - 4.6%
Mueller Industries, Inc.	957	106,035
Symbotic, Inc.(a)	404	21,493
		127,528

	Shares	Value
Industrial Services - 9.7%
Argan, Inc.	121	$65,903
Costamare, Inc.	402	6,794
FLEX LNG Ltd.	291	8,645
Scorpio Tankers, Inc.	435	32,477
Sterling Infrastructure, Inc.(a)	269	109,556
Teekay Tankers Ltd.	225	16,497
Tutor Perini Corp.	400	30,876
		270,748
Insurance - 21.1%
CNA Financial Corp.	201	9,230
F&G Annuities & Life, Inc.	340	8,609
Hanover Insurance Group, Inc.	325	56,339
HCI Group, Inc.	99	15,306
Horace Mann Educators Corp.	371	15,834
Jackson Financial, Inc. - Class A	630	66,604
Mercury General Corp.	243	21,420
NMI Holdings, Inc. - Class A(a)	693	25,994
Palomar Holdings, Inc.(a)	240	28,680
Reinsurance Group of America, Inc.	611	124,742
RenaissanceRe Holdings Ltd.	424	126,026
Selective Insurance Group, Inc.	550	41,465
White Mountains Insurance Group Ltd.	22	48,333
		588,582
Materials - 2.4%
Alpha Metallurgical Resources, Inc.(a)	99	20,322
Core Natural Resources, Inc.	446	46,709
		67,031
Media - 0.9%
Magnite, Inc.(a)	1,202	14,280
TripAdvisor, Inc.(a)	1,006	10,724
		25,004
Oil & Gas - 16.9%
APA Corp.	3,224	136,827
Chord Energy Corp.	521	74,076
DNOW, Inc.(a)	961	11,445
Hess Midstream LP - Class A	1,248	48,510
HF Sinclair Corp.	1,401	87,408
Murphy Oil Corp.	1,227	50,614
Weatherford International PLC	645	61,004
		469,884
Retail & Wholesale - Discretionary - 3.8%
Builders FirstSource, Inc.(a)	1,005	82,742
ePlus, Inc.	240	18,060
PC Connection, Inc.	99	5,787
		106,589
Retail & Wholesale - Staples - 0.8%
Andersons, Inc.	298	21,390

The accompanying notes are an integral part of these financial statements.

21

THEMES US SMALL CAP CASH FLOW CHAMPIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Software & Technology Services - 2.1%
Clear Secure, Inc. - Class A	786	$38,050
DXC Technology Co.(a)	1,654	20,791
		58,841
Tech Hardware & Semiconductors - 0.7%
NetScout Systems, Inc.(a)	636	20,218
Telecommunications - 0.4%
VEON Ltd. - ADR(a)	241	11,158
TOTAL COMMON STOCKS (Cost $2,607,832)		2,766,610
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.8%
First American Treasury Obligations Fund - Class X, 3.59%(b)	21,925	21,925
TOTAL MONEY MARKET FUNDS (Cost $21,925)		21,925
TOTAL INVESTMENTS - 100.0% (Cost $2,629,757)		$2,788,535
Other Assets in Excess of Liabilities - 0.0%(c)		175
TOTAL NET ASSETS - 100.0%		$2,788,710

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

22

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Themes China Generative Artificial Intelligence ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes Generative Artificial Intelligence ETF
ASSETS:
Investments, at value	$21,736,015	$1,540,938	$11,570,727	$2,293,922	$30,833,445
Receivable for investments sold	513,275	—	—	—	—
Dividends receivable	7,209	17	3,141	2,587	415
Dividend tax reclaims receivable	—	—	669	160	676
Foreign currency, at value	—	1,138	30,089	556	150
Total assets	22,256,499	1,542,093	11,604,626	2,297,225	30,834,686
LIABILITIES:
Payable to custodian foreign currency, at value	11,831	—	—	—	—
Payable to Adviser	7,908	469	3,663	700	9,592
Payable to custodian	—	—	13,621	—	—
Total liabilities	19,739	469	17,284	700	9,592
NET ASSETS	$ 22,236,760	$1,541,624	$11,587,342	$2,296,525	$30,825,094
Net Assets Consists of:
Paid-in capital	$25,973,192	$1,697,943	$11,991,917	$2,497,443	$39,557,635
Total accumulated losses	(3,736,432)	(156,319)	(404,575)	(200,918)	(8,732,541)
Total net assets	$ 22,236,760	$1,541,624	$11,587,342	$2,296,525	$30,825,094
Net assets	$22,236,760	$1,541,624	$11,587,342	$2,296,525	$30,825,094
Shares issued and outstanding(a)	740,000	60,000	270,000	80,000	960,000
Net asset value per share	$30.05	$25.69	$42.92	$28.71	$32.11
Cost:
Investments, at cost	$24,483,279	$1,799,565	$11,863,306	$2,618,667	$34,379,733
Foreign currency, at cost	$—	$1,169	$30,376	$536	$150
Proceeds:
Foreign currency proceeds	$11,854	$—	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

23

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Humanoid Robotics ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
ASSETS:
Investments, at value	$27,354,674	$30,579,906	$30,737,070	$2,912,196	$1,514,855
Dividends receivable	57,364	74,434	12,323	732	1,104
Dividend tax reclaims receivable	4,241	6,583	747	—	134
Foreign currency, at value	—	—	62,035	1,771	3,208
Total assets	27,416,279	30,660,923	30,812,175	2,914,699	1,519,301
LIABILITIES:
Payable for fund shares redeemed	50,519	—	—	—	—
Payable to Adviser	9,154	10,283	10,290	863	460
Payable to custodian foreign currency, at value	536	37,144	—	—	—
Total liabilities	60,209	47,427	10,290	863	460
NET ASSETS	$ 27,356,070	$30,613,496	$30,801,885	$2,913,836	$1,518,841
Net Assets Consists of:
Paid-in capital	$24,325,359	$25,328,474	$32,187,405	$2,718,406	$1,510,143
Total distributable earnings/ (accumulated losses)	3,030,711	5,285,022	(1,385,520)	195,430	8,698
Total net assets	$ 27,356,070	$30,613,496	$30,801,885	$2,913,836	$1,518,841
Net assets	$27,356,070	$30,613,496	$30,801,885	$2,913,836	$1,518,841
Shares issued and outstanding(a)	540,000	320,000	690,000	60,000	50,000
Net asset value per share	$50.66	$95.67	$44.64	$48.56	$30.38
Cost:
Investments, at cost	$25,977,939	$28,797,325	$32,389,340	$2,744,935	$1,515,074
Foreign currency, at cost	$—	$—	$63,608	$1,792	$3,243
Proceeds:
Foreign currency proceeds	$536	$37,687	$—	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

24

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

	Themes Silver Miners ETF	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
ASSETS:
Investments, at value	$14,734,856	$100,935,978	$27,915,172	$3,107,617	$2,648,113
Foreign currency, at value	8,997	695	—	—	—
Dividends receivable	1,503	17,323	6,339	3,935	1,154
Dividend tax reclaims receivable	254	1,953	590	—	91
Receivable for investments sold	—	920,317	—	—	—
Total assets	14,745,610	101,876,266	27,922,101	3,111,552	2,649,358
LIABILITIES:
Payable to Adviser	4,739	29,440	8,725	757	661
Payable to custodian foreign currency, at value	—	—	575	—	—
Total liabilities	4,739	29,440	9,300	757	661
NET ASSETS	$ 14,740,871	$101,846,826	$27,912,801	$3,110,795	$2,648,697
Net Assets Consists of:
Paid-in capital	$13,463,154	$97,357,663	$27,671,765	$2,848,715	$2,375,267
Total distributable earnings	1,277,717	4,489,163	241,036	262,080	273,430
Total net assets	$ 14,740,871	$101,846,826	$27,912,801	$3,110,795	$2,648,697
Net assets	$14,740,871	$101,846,826	$27,912,801	$3,110,795	$2,648,697
Shares issued and outstanding(a)	220,000	2,640,000	650,000	90,000	80,000
Net asset value per share	$67.00	$38.58	$42.94	$34.56	$33.11
Cost:
Investments, at cost	$13,824,608	$97,182,663	$27,762,066	$2,851,472	$2,443,044
Foreign currency, at cost	$8,928	$699	$—	$—	$—
Proceeds:
Foreign currency proceeds	$—	$—	$651	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

25

THEMES ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
ASSETS:
Investments, at value	$938,974	$2,788,535
Dividends receivable	237	830
Total assets	939,211	2,789,365
LIABILITIES:
Payable to Adviser	239	655
Total liabilities	239	655
NET ASSETS	$ 938,972	$2,788,710
Net Assets Consists of:
Paid-in capital	$956,952	$2,658,527
Total distributable earnings/(accumulated losses)	(17,980)	130,183
Total net assets	$ 938,972	$2,788,710
Net assets	$938,972	$2,788,710
Shares issued and outstanding(a)	30,000	80,000
Net asset value per share	$31.30	$34.86
Cost:
Investments, at cost	$960,491	$2,629,757

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

26

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Themes China Generative Artificial Intelligence ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes Generative Artificial Intelligence ETF
INVESTMENT INCOME:
Dividend income	$33,854	$1,412	$24,862	$5,722	$34,211
Less: issuance fees	(273)	—	—	—	(501)
Less: dividend withholding taxes	(2,140)	(22)	(1,368)	(309)	—
Total investment income	31,441	1,390	23,494	5,413	33,710
EXPENSES:
Investment advisory fee	45,575	2,350	11,285	4,200	65,776
Total expenses	45,575	2,350	11,285	4,200	65,776
Net investment income/(loss)	(14,134)	(960)	12,209	1,213	(32,066)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(842,133)	(24,602)	(176,296)	(55,207)	(691,340)
In-kind redemptions	93,103	137,688	151,889	195,985	—
Foreign currency translation	(8,178)	21	(2,162)	(51)	(676)
Net realized gain (loss)	(757,208)	113,107	(26,569)	140,727	(692,016)
Net change in unrealized appreciation (depreciation) on:
Investments	(4,603,391)	(518,398)	(570,962)	(623,316)	(8,858,572)
Foreign currency translation	534	(42)	(292)	13	(197)
Net change in unrealized appreciation (depreciation)	(4,602,857)	(518,440)	(571,254)	(623,303)	(8,858,769)
Net realized and unrealized gain (loss)	(5,360,065)	(405,333)	(597,823)	(482,576)	(9,550,785)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,374,199)	$(406,293)	$(585,614)	$(481,363)	$(9,582,851)

The accompanying notes are an integral part of these financial statements.

27

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Humanoid Robotics ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
INVESTMENT INCOME:
Dividend income	$341,077	$246,580	$17,207	$1,642	$14,848
Less: issuance fees	(8,973)	(152)	—	—	—
Less: dividend withholding taxes	(22,036)	(18,120)	(1,409)	(45)	(761)
Total investment income	310,068	228,308	15,798	1,597	14,087
EXPENSES:
Investment advisory fee	46,033	50,191	35,264	3,104	2,786
Income tax expense	229	—	—	—	—
Total expenses	46,262	50,191	35,264	3,104	2,786
Net investment income/(loss)	263,806	178,117	(19,466)	(1,507)	11,301
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(37,211)	(50,832)	335,384	(15,915)	11,210
In-kind redemptions	1,581,892	3,401,857	—	84,176	—
Foreign currency translation	56	1,699	(47,709)	(449)	63
Net realized gain (loss)	1,544,737	3,352,724	287,675	67,812	11,273
Net change in unrealized appreciation (depreciation) on:
Investments	(958,938)	(19,500)	(2,064,397)	60,653	(109,400)
Foreign currency translation	(39)	(731)	(1,491)	(27)	(56)
Net change in unrealized appreciation (depreciation)	(958,977)	(20,231)	(2,065,888)	60,626	(109,456)
Net realized and unrealized gain (loss)	585,760	3,332,493	(1,778,213)	128,438	(98,183)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$849,566	$3,510,610	$(1,797,679)	$126,931	$(86,882)

The accompanying notes are an integral part of these financial statements.

28

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Themes Silver Miners ETF	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
INVESTMENT INCOME:
Dividend income	$21,452	$156,382	$71,421	$40,181	$10,940
Less: dividend withholding taxes	(1,405)	(1,055)	(2,079)	—	—
Total investment income	20,047	155,327	69,342	40,181	10,940
EXPENSES:
Investment advisory fee	17,739	126,790	44,173	4,342	2,886
Total expenses	17,739	126,790	44,173	4,342	2,886
Net investment income	2,308	28,537	25,169	35,839	8,054
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(199,558)	(269,287)	(1,062,511)	36,047	(2,517)
In-kind redemptions	626,114	1,097,216	2,000,696	—	66,304
Foreign currency translation	1,680	76	(1,050)	—	—
Net realized gain (loss)	428,236	828,005	937,135	36,047	63,787
Net change in unrealized appreciation (depreciation) on:
Investments	412,559	(5,012,140)	(3,293,467)	53,480	52,099
Foreign currency translation	87	96	67	—	—
Net change in unrealized appreciation (depreciation)	412,646	(5,012,044)	(3,293,400)	53,480	52,099
Net realized and unrealized gain (loss)	840,882	(4,184,039)	(2,356,265)	89,527	115,886
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$843,190	$(4,155,502)	$(2,331,096)	$125,366	$123,940

The accompanying notes are an integral part of these financial statements.

29

THEMES ETF TRUST
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)(Continued)

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
INVESTMENT INCOME:
Dividend income	$3,434	$35,533
Less: dividend withholding taxes	—	(96)
Total investment income	3,434	35,437
EXPENSES:
Investment advisory fee	1,446	4,176
Income tax expense	—	35
Total expenses	1,446	4,211
Net investment income	1,988	31,226
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	48,283	(49,024)
In-kind redemptions	—	125,100
Net realized gain (loss)	48,283	76,076
Net change in unrealized appreciation (depreciation) on:
Investments	(106,829)	90,088
Net change in unrealized appreciation (depreciation)	(106,829)	90,088
Net realized and unrealized gain (loss)	(58,546)	166,164
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(56,558)	$197,390

The accompanying notes are an integral part of these financial statements.

30

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	Themes China Generative Artificial Intelligence ETF		Themes Cloud Computing ETF
	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(14,134)	$11,920	$(960)	$(1,985)
Net realized gain (loss)	(757,208)	27,763	113,107	176,082
Net change in unrealized appreciation (depreciation)	(4,602,857)	1,855,616	(518,440)	157,388
Net increase (decrease) in net assets from operations	(5,374,199)	1,895,299	(406,293)	331,485
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(257,532)	—	(19,098)	—
Total distributions to shareholders	(257,532)	—	(19,098)	—
CAPITAL TRANSACTIONS:
Shares sold	8,078,444	21,707,779	890,536	324,860
Shares redeemed	(3,861,366)	—	(352,547)	(629,938)
ETF transaction fees	25,061	23,274	—	—
Net increase (decrease) in net assets from capital transactions	4,242,139	21,731,053	537,989	(305,078)
Net increase (decrease) in net assets	(1,389,592)	23,626,352	112,598	26,407
NET ASSETS:
Beginning of the period	23,626,352	—	1,429,026	1,402,619
End of the period	$22,236,760	$23,626,352	$1,541,624	$1,429,026
SHARES TRANSACTIONS
Shares sold	220,000	630,000	30,000	10,000
Shares redeemed	(110,000)	—	(10,000)	(20,000)
Total increase (decrease) in shares outstanding	110,000	630,000	20,000	(10,000)

(a)	Inception date of the Fund was July 15, 2025.
The accompanying notes are an integral part of these financial statements.

31

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Copper Miners ETF		Themes Cybersecurity ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$12,209	$6,533	$1,213	$(733)
Net realized gain (loss)	(26,569)	60,761	140,727	209,846
Net change in unrealized appreciation (depreciation)	(571,254)	218,399	(623,303)	175,451
Net increase (decrease) in net assets from operations	(585,614)	285,693	(481,363)	384,564
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(147,180)	(5,966)	(12,004)	(2,250)
Total distributions to shareholders	(147,180)	(5,966)	(12,004)	(2,250)
CAPITAL TRANSACTIONS:
Shares sold	11,613,601	788,167	1,034,997	592,470
Shares redeemed	(402,046)	(525,801)	(340,151)	(617,253)
ETF transaction fees	2,569	3,309	—	—
Net increase (decrease) in net assets from capital transactions	11,214,124	265,675	694,846	(24,783)
Net increase (decrease) in net assets	10,481,330	545,402	201,479	357,531
NET ASSETS:
Beginning of the period	1,106,012	560,610	2,095,046	1,737,515
End of the period	$11,587,342	$1,106,012	$2,296,525	$2,095,046
SHARES TRANSACTIONS
Shares sold	250,000	30,000	30,000	20,000
Shares redeemed	(10,000)	(20,000)	(10,000)	(20,000)
Total increase (decrease) in shares outstanding	240,000	10,000	20,000	—

The accompanying notes are an integral part of these financial statements.

32

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Generative Artificial Intelligence ETF		Themes Global Systemically Important Banks ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(32,066)	$(17,651)	$263,806	$216,044
Net realized gain (loss)	(692,016)	1,946,361	1,544,737	1,057,162
Net change in unrealized appreciation (depreciation)	(8,858,769)	6,157,040	(958,977)	2,121,761
Net increase (decrease) in net assets from operations	(9,582,851)	8,085,750	849,566	3,394,967
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,542,394)	—	(450,907)	(49,789)
Total distributions to shareholders	(1,542,394)	—	(450,907)	(49,789)
CAPITAL TRANSACTIONS:
Shares sold	1,715,725	32,921,210	15,000,938	17,859,250
Shares redeemed	—	(13,902,043)	(8,240,292)	(3,203,226)
ETF transaction fees	173	629	4,052	2,363
Net increase (decrease) in net assets from capital transactions	1,715,898	19,019,796	6,764,698	14,658,387
Net increase (decrease) in net assets	(9,409,347)	27,105,546	7,163,357	18,003,565
NET ASSETS:
Beginning of the period	40,234,441	13,128,895	20,192,713	2,189,148
End of the period	$30,825,094	$40,234,441	$27,356,070	$20,192,713
SHARES TRANSACTIONS
Shares sold	40,000	860,000	290,000	430,000
Shares redeemed	—	(380,000)	(170,000)	(80,000)
Total increase (decrease) in shares outstanding	40,000	480,000	120,000	350,000

The accompanying notes are an integral part of these financial statements.

33

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Gold Miners ETF		Themes Humanoid Robotics ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$178,117	$89,168	$(19,466)	$2,348
Net realized gain (loss)	3,352,724	5,118,281	287,675	189,694
Net change in unrealized appreciation (depreciation)	(20,231)	1,490,045	(2,065,888)	351,482
Net increase (decrease) in net assets from operations	3,510,610	6,697,494	(1,797,679)	543,524
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(222,613)	(45,286)	(17,878)	(9,566)
Total distributions to shareholders	(222,613)	(45,286)	(17,878)	(9,566)
CAPITAL TRANSACTIONS:
Shares sold	20,465,038	24,969,958	26,874,707	5,778,112
Shares redeemed	(11,427,936)	(15,594,580)	—	(1,320,660)
ETF transaction fees	809	2,833	186,746	2,033
Net increase (decrease) in net assets from capital transactions	9,037,911	9,378,211	27,061,453	4,459,485
Net increase (decrease) in net assets	12,325,908	16,030,419	25,245,896	4,993,443
NET ASSETS:
Beginning of the period	18,287,588	2,257,169	5,555,989	562,547
End of the period	$30,613,496	$18,287,588	$30,801,885	$5,555,990
SHARES TRANSACTIONS
Shares sold	210,000	410,000	550,000	160,000
Shares redeemed	(120,000)	(240,000)	—	(40,000)
Total increase (decrease) in shares outstanding	90,000	170,000	550,000	120,000

The accompanying notes are an integral part of these financial statements.

34

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Lithium & Battery Metal Miners ETF		Themes Natural Monopoly ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$(1,507)	$760	$11,301	$23,935
Net realized gain (loss)	67,812	30,538	11,273	121,816
Net change in unrealized appreciation (depreciation)	60,626	(6,550)	(109,456)	14,886
Net increase (decrease) in net assets from operations	126,931	24,748	(86,882)	160,637
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(5,060)	(39,963)	(23,482)	(13,503)
Total distributions to shareholders	(5,060)	(39,963)	(23,482)	(13,503)
CAPITAL TRANSACTIONS:
Shares sold	2,808,974	627,597	—	638,042
Shares redeemed	(407,804)	(862,252)	—	(639,808)
ETF transaction fees	16,705	8,842	—	—
Net increase (decrease) in net assets from capital transactions	2,417,875	(225,813)	—	(1,766)
Net increase (decrease) in net assets	2,539,746	(241,028)	(110,364)	145,368
NET ASSETS:
Beginning of the period	374,090	615,118	1,629,205	1,483,837
End of the period	$2,913,836	$374,090	$1,518,841	$1,629,205
SHARES TRANSACTIONS
Shares sold	60,000	20,000	—	20,000
Shares redeemed	(10,000)	(30,000)	—	(20,000)
Total increase (decrease) in shares outstanding	50,000	(10,000)	—	—

The accompanying notes are an integral part of these financial statements.

35

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Silver Miners ETF		Themes Transatlantic Defense ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
OPERATIONS:
Net investment income (loss)	$2,308	$7,397	$28,537	$268,918
Net realized gain (loss)	428,236	375,200	828,005	1,051,236
Net change in unrealized appreciation (depreciation)	412,646	454,684	(5,012,044)	8,765,382
Net increase (decrease) in net assets from operations	843,190	837,281	(4,155,502)	10,085,536
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(372,447)	(8,894)	(270,814)	(1,498)
Total distributions to shareholders	(372,447)	(8,894)	(270,814)	(1,498)
CAPITAL TRANSACTIONS:
Shares sold	12,349,851	2,656,891	53,500,639	52,094,647
Shares redeemed	(1,838,436)	(307,828)	(4,399,912)	(5,008,908)
ETF transaction fees	1,076	117	1,045	1,593
Net increase (decrease) in net assets from capital transactions	10,512,491	2,349,180	49,101,772	47,087,332
Net increase (decrease) in net assets	10,983,234	3,177,567	44,675,456	57,171,370
NET ASSETS:
Beginning of the period	3,757,637	580,070	57,171,370	—
End of the period	$14,740,871	$3,757,637	$101,846,826	$57,171,370
SHARES TRANSACTIONS
Shares sold	180,000	60,000	1,290,000	1,630,000
Shares redeemed	(30,000)	(10,000)	(120,000)	(160,000)
Total increase (decrease) in shares outstanding	150,000	50,000	1,170,000	1,470,000

(a)	Inception date of the Fund was October 11, 2024.
The accompanying notes are an integral part of these financial statements.

36

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes Uranium & Nuclear ETF		Themes US Cash Flow Champions ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$25,169	$55,536	$35,839	$49,100
Net realized gain (loss)	937,135	1,123,109	36,047	88,932
Net change in unrealized appreciation (depreciation)	(3,293,400)	3,416,860	53,480	125,484
Net increase (decrease) in net assets from operations	(2,331,096)	4,595,505	125,366	263,516
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(585,391)	(9,067)	(56,294)	(24,947)
Total distributions to shareholders	(585,391)	(9,067)	(56,294)	(24,947)
CAPITAL TRANSACTIONS:
Shares sold	16,715,804	18,188,581	332,990	2,192,082
Shares redeemed	(6,341,684)	(2,884,301)	—	(627,887)
ETF transaction fees	2,945	3,302	—	—
Net increase (decrease) in net assets from capital transactions	10,377,065	15,307,582	332,990	1,564,195
Net increase (decrease) in net assets	7,460,578	19,894,020	402,062	1,802,764
NET ASSETS:
Beginning of the period	20,452,223	558,203	2,708,733	905,969
End of the period	$27,912,801	$20,452,223	$3,110,795	$2,708,733
SHARES TRANSACTIONS
Shares sold	350,000	500,000	10,000	70,000
Shares redeemed	(150,000)	(70,000)	—	(20,000)
Total increase (decrease) in shares outstanding	200,000	430,000	10,000	50,000

The accompanying notes are an integral part of these financial statements.

37

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes US Infrastructure ETF		Themes US R&D Champions ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$8,054	$9,431	$1,988	$4,420
Net realized gain (loss)	63,787	16,481	48,283	93,028
Net change in unrealized appreciation (depreciation)	52,099	111,604	(106,829)	(35,441)
Net increase (decrease) in net assets from operations	123,940	137,516	(56,558)	62,007
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(19,973)	(1,705)	(4,208)	(28,970)
Total distributions to shareholders	(19,973)	(1,705)	(4,208)	(28,970)
CAPITAL TRANSACTIONS:
Shares sold	1,630,698	803,610	—	909,785
Shares redeemed	(313,152)	(253,808)	—	(1,188,655)
Net increase (decrease) in net assets from capital transactions	1,317,546	549,802	—	(278,870)
Net increase (decrease) in net assets	1,421,513	685,613	(60,766)	(245,833)
NET ASSETS:
Beginning of the period	1,227,184	541,571	999,738	1,245,571
End of the period	$2,648,697	$1,227,184	$938,972	$999,738
SHARES TRANSACTIONS
Shares sold	50,000	30,000	—	30,000
Shares redeemed	(10,000)	(10,000)	—	(40,000)
Total increase (decrease) in shares outstanding	40,000	20,000	—	(10,000)

The accompanying notes are an integral part of these financial statements.

38

THEMES ETF TRUST
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Themes US Small Cap Cash Flow Champions ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$31,226	$75,838
Net realized gain (loss)	76,076	122,881
Net change in unrealized appreciation (depreciation)	90,088	(54,569)
Net increase (decrease) in net assets from operations	197,390	144,150
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(89,650)	(15,253)
Total distributions to shareholders	(89,650)	(15,253)
CAPITAL TRANSACTIONS:
Shares sold	347,155	5,387,151
Shares redeemed	(2,000,112)	(2,110,151)
ETF transaction fees	—	8
Net increase (decrease) in net assets from capital transactions	(1,652,957)	3,277,008
Net increase (decrease) in net assets	(1,545,217)	3,405,905
NET ASSETS:
Beginning of the period	4,333,927	928,022
End of the period	$2,788,710	$4,333,927
SHARES TRANSACTIONS
Shares sold	10,000	170,000
Shares redeemed	(60,000)	(70,000)
Total increase (decrease) in shares outstanding	(50,000)	100,000

The accompanying notes are an integral part of these financial statements.

39

THEMES CHINA GENERATIVE ARTIFICIAL INTELLIGENCE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$37.50	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.02)	0.09
Net realized and unrealized gain (loss) on investments(c)	(7.07)	12.24
Total from investment operations	(7.09)	12.33
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	—
Total distributions	(0.40)	—
ETF transaction fees per share	0.04	0.17
Net asset value, end of period	$30.05	$37.50
Total return(d)	−18.87%	50.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$22,237	$23,626
Ratio of expenses to average net assets(e)	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(e)	(0.12)%	1.23%
Portfolio turnover rate(d)(f)	35%	16%

(a)	Inception date of the Fund was July 15, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

THEMES CLOUD COMPUTING ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$35.73	$28.05	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.02)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments(c)	(9.54)	7.72	3.05
Total from investment operations	(9.56)	7.68	3.04
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.48)	—	—
Total distributions	(0.48)	—	—
ETF transaction fees per share	—	—	0.01
Net asset value, end of period	$25.69	$35.73	$28.05
Total return(d)	−27.02%	27.35%	12.21%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,542	$1,429	$1,403
Ratio of expenses to average net assets(e)	0.35%	0.36%	0.35%
Ratio of tax expenses to average net assets(e)	—%	0.01%	—%
Ratio of expenses to average net assets excluding tax expense(e)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	(0.14)%	(0.14)%	(0.06)%
Portfolio turnover rate(d)(f)	9%	15%	11%

(a)	Inception date of the Fund was December 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

THEMES COPPER MINERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$36.87	$28.03	$25.02
INVESTMENT OPERATIONS:
Net investment income(b)	0.09	0.25	0.02
Net realized and unrealized gain (loss) on investments(c)	7.78	8.76	2.99
Total from investment operations	7.87	9.01	3.01
LESS DISTRIBUTIONS FROM:
Net investment income	(1.84)	(0.30)	—
Total distributions	(1.84)	(0.30)	—
ETF transaction fees per share	0.02	0.13	0.00(d)
Net asset value, end of period	$42.92	$36.87	$28.03
Total return(e)	20.95%	33.24%	12.03%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$11,587	$1,106	$561
Ratio of expenses to average net assets(f)	0.35%	0.38%	0.35%
Ratio of tax expenses to average net assets(f)	—%	0.03%	—%
Ratio of expenses to average net assets excluding tax expense(f)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	0.38%	0.94%	3.67%
Portfolio turnover rate(e)(g)	21%	42%	—%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

THEMES CYBERSECURITY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$34.92	$28.96	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.02	(0.01)	0.02
Net realized and unrealized gain (loss) on investments(c)	(6.08)	6.01	3.92
Total from investment operations	(6.06)	6.00	3.94
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.04)	—
Net realized gains	(0.13)	—	—
Total distributions	(0.15)	(0.04)	—
ETF transaction fees per share	—	—	0.02
Net asset value, end of period	$28.71	$34.92	$28.96
Total return(d)	−17.39%	20.73%	15.83%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,297	$2,095	$1,738
Ratio of expenses to average net assets(e)	0.35%	0.36%	0.36%
Ratio of tax expenses to average net assets(e)	—%	0.01%	0.01%
Ratio of expenses to average net assets excluding tax expense(e)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	0.10%	(0.04)%	0.10%
Portfolio turnover rate(d)(f)	22%	38%	24%

(a)	Inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

43

THEMES GENERATIVE ARTIFICIAL INTELLIGENCE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$43.73	$29.84	$25.00
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.03)	(0.02)	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(9.98)	13.91	4.88
Total from investment operations	(10.01)	13.89	4.84
LESS DISTRIBUTIONS FROM:
Net investment income	(1.61)	—	—
Total distributions	(1.61)	—	—
ETF transaction fees per share	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$32.11	$43.73	$29.84
Total return(e)	−23.48%	46.57%	19.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,825	$40,234	$13,129
Ratio of expenses to average net assets(f)	0.35%	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	(0.17)%	(0.07)%	(0.15)%
Portfolio turnover rate(e)(h)	46%	74%	58%

(a)	Inception date of the Fund was December 8, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

44

THEMES GLOBAL SYSTEMICALLY IMPORTANT BANKS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$48.08	$31.27	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.51	1.14	0.98
Net realized and unrealized gain (loss) on investments(c)	3.07	16.21	5.28
Total from investment operations	3.58	17.35	6.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.89)	(0.55)	—
Net realized gains	(0.12)	—	—
Total distributions	(1.01)	(0.55)	—
ETF transaction fees per share	0.01	0.01	0.01
Net asset value, end of period	$50.66	$48.08	$31.27
Total return(d)	7.42%	56.30%	25.09%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,356	$20,193	$2,189
Ratio of expenses to average net assets(e)	0.35%	0.35%	0.35%
Ratio of tax expenses to average net assets(e)	0.00%(f)	0.00%(f)	0.00%(f)
Ratio of net investment income (loss) to average net assets(e)	2.01%	2.74%	4.30%
Portfolio turnover rate(d)(g)	9%	11%	28%

(a)	Inception date of the Fund was December 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

45

THEMES GOLD MINERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$79.51	$37.62	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.58	0.67	0.40
Net realized and unrealized gain (loss) on investments(c)	16.38	41.85	12.22
Total from investment operations	16.96	42.52	12.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.78)	(0.65)	—
Net realized gains	(0.02)	—	—
Total distributions	(0.80)	(0.65)	—
ETF transaction fees per share	0.00(d)	0.02	0.00(d)
Net asset value, end of period	$95.67	$79.51	$37.62
Total return(e)	21.37%	115.31%	50.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,613	$18,288	$2,257
Ratio of expenses to average net assets(f)	0.35%	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	1.24%	1.28%	1.63%
Portfolio turnover rate(e)(h)	16%	29%	14%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

46

THEMES HUMANOID ROBOTICS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$39.69	$28.13	$25.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.05)	0.09	0.13
Net realized and unrealized gain (loss) on investments(c)	4.61	11.88	2.99
Total from investment operations	4.56	11.97	3.12
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.48)	—
Net realized gains	(0.06)	—	—
Total distributions	(0.06)	(0.48)	—
ETF transaction fees per share	0.45	0.07	0.01
Net asset value, end of period	$44.64	$39.69	$28.13
Total return(d)	12.65%	43.51%	12.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,802	$5,556	$563
Ratio of expenses to average net assets(e)	0.35%	0.37%	0.35%
Ratio of tax expenses to average net assets(e)	—%	0.02%	—%
Ratio of expenses to average net assets excluding tax expense(e)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	(0.19)%	0.28%	1.10%
Portfolio turnover rate(d)(f)	54%	197%	46%

(a)	Inception date of the Fund was April 22, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

47

THEMES LITHIUM & BATTERY METAL MINERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$37.41	$30.76	$25.12
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.04)	0.03	(0.00)(c)
Net realized and unrealized gain (loss) on investments(d)	10.99	8.22	5.63
Total from investment operations	10.95	8.25	5.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)	(2.00)	—
Net realized gains	(0.07)	—	—
Total distributions	(0.25)	(2.00)	—
ETF transaction fees per share	0.45	0.40	0.01
Net asset value, end of period	$48.56	$37.41	$30.76
Total return(e)	30.59%	31.27%	22.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,914	$374	$615
Ratio of expenses to average net assets(f)	0.35%	0.38%	0.35%
Ratio of tax expenses to average net assets(f)	—%	0.03%	—%
Ratio of expenses to average net assets excluding tax expense(f)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(f)	(0.17)%	0.13%	(0.30)%
Portfolio turnover rate(e)(g)	35%	127%	—%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

48

THEMES NATURAL MONOPOLY ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$32.58	$29.68	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.23	0.48	0.30
Net realized and unrealized gain (loss) on investments(c)	(1.96)	2.69	4.34
Total from investment operations	(1.73)	3.17	4.64
LESS DISTRIBUTIONS FROM:
Net investment income	(0.45)	(0.27)	—
Net realized gains	(0.02)	—	—
Total distributions	(0.47)	(0.27)	—
ETF transaction fees per share	—	—	0.04
Net asset value, end of period	$30.38	$32.58	$29.68
Total return(d)	−5.40%	10.82%	18.71%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,519	$1,629	$1,484
Ratio of expenses to average net assets(e)	0.35%	0.36%	0.35%
Ratio of tax expenses to average net assets(e)	—%	0.01%	—%
Ratio of expenses to average net assets excluding tax expense(e)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(e)	1.42%	1.57%	1.35%
Portfolio turnover rate(d)(f)	33%	84%	113%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

49

THEMES SILVER MINERS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$53.68	$29.00	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.30	0.11
Net realized and unrealized gain (loss) on investments(c)	16.16	24.82(d)	3.86
Total from investment operations	16.18	25.12	3.97
LESS DISTRIBUTIONS FROM:
Net investment income	(2.12)	(0.44)	—
Net realized gains	(0.75)	—	—
Total distributions	(2.87)	(0.44)	—
ETF transaction fees per share	0.01	0.00(e)	0.03
Net asset value, end of period	$67.00	$53.68	$29.00
Total return(f)	30.62%	88.37%(d)	16.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$14,741	$3,758	$580
Ratio of expenses to average net assets(g)	0.35%	0.37%	0.35%
Ratio of tax expenses to average net assets(g)	—%	0.02%	—%
Ratio of expenses to average net assets excluding tax expense(g)	0.35%	0.35%	0.35%
Ratio of net investment income (loss) to average net assets(g)	0.05%	0.89%	1.03%
Portfolio turnover rate(f)(h)	13%	124%	38%

(a)	Inception date of the Fund was May 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)
During the year, 2.32% of the Fund’s total return consists of reimbursements by the Adviser for losses on investment transactions. Excluding this item, total return would have been 86.05%, a $0.66 per share impact.

(e)	Amount represents less than $0.005 per share.
(f)	Not annualized for periods less than one year.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

50

THEMES TRANSATLANTIC DEFENSE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Period Ended September 30, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$38.89	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.02	0.47
Net realized and unrealized gain (loss) on investments(c)	(0.16)	13.44
Total from investment operations	(0.14)	13.91
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.02)
Total distributions	(0.17)	(0.02)
ETF transaction fees per share	0.00(d)	0.00(d)
Net asset value, end of period	$38.58	$38.89
Total return(e)	−0.35%	55.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,847	$57,171
Ratio of expenses to average net assets(f)	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)
Ratio of net investment income (loss) to average net assets(f)	0.08%	1.40%
Portfolio turnover rate(e)(h)	6%	20%

(a)	Inception date of the Fund was October 11, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

51

THEMES URANIUM & NUCLEAR ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$45.45	$27.91	$26.42
INVESTMENT OPERATIONS:
Net investment income(b)	0.05	0.26	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	(1.51)	17.32	1.49
Total from investment operations	(1.46)	17.58	1.49
LESS DISTRIBUTIONS FROM:
Net investment income	(1.06)	(0.06)	—
Total distributions	(1.06)	(0.06)	—
ETF transaction fees per share	0.01	0.02	0.00(c)
Net asset value, end of period	$42.94	$45.45	$27.91
Total return(e)	−3.03%	63.20%	5.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$27,913	$20,452	$558
Ratio of expenses to average net assets(f)	0.35%	0.35%	0.35%
Ratio of tax expenses to average net assets(f)	—%	0.00%(g)	—%
Ratio of net investment income (loss) to average net assets(f)	0.20%	0.76%	0.84%
Portfolio turnover rate(e)(h)	17%	52%	—%

(a)	Inception date of the Fund was September 24, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

52

THEMES US CASH FLOW CHAMPIONS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.86	$30.20	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.41	0.74	0.58
Net realized and unrealized gain (loss) on investments(c)	0.92	3.28	4.60
Total from investment operations	1.33	4.02	5.18
LESS DISTRIBUTIONS FROM:
Net investment income	(0.63)	(0.36)	—
Total distributions	(0.63)	(0.36)	—
ETF transaction fees per share	—	—	0.02
Net asset value, end of period	$34.56	$33.86	$30.20
Total return(d)	3.97%	13.44%	20.80%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,111	$2,709	$906
Ratio of expenses to average net assets(e)	0.29%	0.30%	0.30%
Ratio of tax expenses to average net assets(e)	—%	0.01%	0.01%
Ratio of expenses to average net assets excluding tax expense(e)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(e)	2.39%	2.37%	2.59%
Portfolio turnover rate(d)(f)	20%	20%	20%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

53

THEMES US INFRASTRUCTURE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.68	$27.08	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.24	0.01
Net realized and unrealized gain (loss) on investments(c)	2.70	3.42	2.07
Total from investment operations	2.83	3.66	2.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.40)	(0.06)	—
Total distributions	(0.40)	(0.06)	—
ETF transaction fees per share	—	—	0.00(d)
Net asset value, end of period	$33.11	$30.68	$27.08
Total return(e)	9.30%	13.54%	8.31%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,649	$1,227	$542
Ratio of expenses to average net assets(f)	0.29%	0.31%	0.29%
Ratio of tax expenses to average net assets(f)	—%	0.02%	—%
Ratio of expenses to average net assets excluding tax expense(f)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(f)	0.81%	0.88%	0.61%
Portfolio turnover rate(e)(g)	6%	10%	—%

(a)	Inception date of the Fund was September 12, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

54

THEMES US R&D CHAMPIONS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.32	$31.14	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.13	0.11
Net realized and unrealized gain (loss) on investments(c)	(1.95)	2.77	6.03
Total from investment operations	(1.88)	2.90	6.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	(0.72)	—
Total distributions	(0.14)	(0.72)	—
ETF transaction fees per share	—	—	0.00(d)
Net asset value, end of period	$31.30	$33.32	$31.14
Total return(e)	−5.68%	9.56%	24.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$939	$1,000	$1,246
Ratio of expenses to average net assets(f)	0.29%	0.31%	0.29%
Ratio of tax expenses to average net assets(f)	—%	0.02%	0.00%(g)
Ratio of expenses to average net assets excluding tax expense(f)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(f)	0.40%	0.42%	0.47%
Portfolio turnover rate(e)(h)	23%	56%	34%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

55

THEMES US SMALL CAP CASH FLOW CHAMPIONS ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.34	$30.93	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.36	0.64	0.40
Net realized and unrealized gain (loss) on investments(c)	2.44	1.96	5.49
Total from investment operations	2.80	2.60	5.89
LESS DISTRIBUTIONS FROM:
Net investment income	(1.28)	(0.19)	—
Total distributions	(1.28)	(0.19)	—
ETF transaction fees per share	—	0.00(d)	0.04
Net asset value, end of period	$34.86	$33.34	$30.93
Total return(e)	8.58%	8.43%	23.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,789	$4,334	$928
Ratio of expenses to average net assets(f)	0.29%	0.30%	0.29%
Ratio of tax expenses to average net assets(f)	0.00%(g)	0.01%	0.00%(g)
Ratio of expenses to average net assets excluding tax expense(f)	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets(f)	2.17%	2.10%	1.74%
Portfolio turnover rate(e)(h)	46%	42%	46%

(a)	Inception date of the Fund was December 13, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Amount represents less than 0.005%.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

56

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)
1. ORGANIZATION
The Themes China Generative Artificial Intelligence ETF, Themes Cloud Computing ETF, Themes Copper Miners ETF, Themes Cybersecurity ETF, Themes Generative Artificial Intelligence ETF, Themes Global Systemically Important Banks ETF, Themes Gold Miners ETF, Themes Humanoid Robotics ETF, Themes Lithium & Battery Metal Miners ETF, Themes Natural Monopoly ETF, Themes Silver Miners ETF, Themes Transatlantic Defense ETF, Themes Uranium & Nuclear ETF, Themes US Cash Flow Champions ETF, Themes US Infrastructure ETF, Themes US R&D Champions ETF, and Themes US Small Cap Cash Flow Champions ETF, (collectively, the “Funds”) are non-diversified series of Themes ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on February 22, 2023 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Themes Management Company, LLC (“Themes” or the “Adviser”), the Funds’ Investment Adviser.
The below Funds use a “passive” or indexing approach to achieve their investment objective of tracking the performance, before fees and expenses, of an index comprised of:

Fund	Investment Objectives
Themes China Generative Artificial Intelligence ETF	Chinese companies which derive significant revenue from generative artificial intelligence-related activities
Themes Cloud Computing ETF	Companies that have business operations in the field of cloud computing
Themes Copper Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of copper
Themes Cybersecurity ETF	Companies that have business operations in the cybersecurity industry
Themes Generative Artificial Intelligence ETF	Companies that have business operations in the field of artificial intelligence related industries
Themes Gold Miners ETF	Companies that are active in the gold mining industry
Themes Humanoid Robotics ETF	Companies which derive significant revenue from the design and development of humanoid and service robots
Themes Lithium & Battery Metal Miners ETF	Companies that derive significant revenues from the mining, exploration, and refining of lithium and battery metals
Themes Natural Monopoly ETF	Global companies which exhibit a strong competitive advantage in their sector
Themes Silver Miners ETF	Companies with significant exposure to the silver mining industry
Themes Transatlantic Defense ETF	Companies from North Atlantic Treaty Organization (“NATO”) member countries that have business operations in the aerospace and defense industries
Themes Uranium & Nuclear ETF	Companies that derive significant revenues from the uranium and nuclear industries
Themes US Cash Flow Champions ETF	U.S. companies with a high cash flow yield
Themes US Infrastructure ETF
Companies that have business operations involving the building materials and equipment, logistics, construction, and engineering services used for the development and maintenance of infrastructure projects

Themes US R&D Champions ETF	Innovative U.S. companies which exhibit strong and consistent investment in research and development as well as profitability
Themes US Small Cap Cash Flow Champions ETF	Small capitalization U.S. companies with a high cash flow yield

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NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Themes Global Systemically Important Banks ETF is actively managed with an investment objective to seek growth of capital by investing in companies that operate in the global bank sector
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statement in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.
Investments in money market funds are valued at the NAV per share.
If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board has delegated the Adviser as the valuation designed of the Funds. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of each Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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March 31, 2026 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments on March 31, 2026, are as follows:

	Level 1	Level 2	Level 3	Total
Themes China Generative Artificial Intelligence ETF
Investments:
Common Stocks	$21,669,159	$—	$—	$21,669,159
Money Market Funds	66,856	—	—	66,856
Total Investments	$21,736,015	$—	$—	$21,736,015

Themes Cloud Computing ETF

Investments:
Common Stocks	$1,539,270	$—	$—	$1,539,270
Money Market Funds	1,668	—	—	1,668
Total Investments	$1,540,938	$—	$—	$1,540,938
Themes Copper Miners ETF

Investments:
Common Stocks	$11,570,727	$—	$0 *	$11,570,727
Total Investments	$11,570,727	$—	$0	$11,570,727
Themes Cybersecurity ETF

Investments:
Common Stocks	$2,291,584	$—	$—	$2,291,584
Money Market Funds	2,338	—	—	2,338
Total Investments	$2,293,922	$—	$—	$2,293,922

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THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Themes Generative Artificial Intelligence ETF
Investments:
Common Stocks	$30,768,925	$—	$0 *	$30,768,925
Money Market Funds	64,520	—	—	64,520
Total Investments	$30,833,445	$—	$0	$30,833,445

Themes Global Systemically Important Banks ETF

Investments:
Common Stocks	$27,314,203	$—	$—	$27,314,203
Money Market Funds	40,471	—	—	40,471
Total Investments	$27,354,674	$—	$—	$27,354,674
Themes Gold Miners ETF

Investments:
Common Stocks	$30,457,650	$—	$—	$30,457,650
Money Market Funds	122,256	—	—	122,256
Total Investments	$30,579,906	$—	$—	$30,579,906

Themes Humanoid Robotics ETF

Investments:
Common Stocks	$30,644,781	$—	$—	$30,644,781
Money Market Funds	92,289	—	—	92,289
Total Investments	$30,737,070	$—	$—	$30,737,070
Themes Lithium & Battery Metal Miners ETF

Investments:
Common Stocks	$2,878,149	$23,417	$0*	$2,901,566
Rights	—	2,135	—	2,135
Money Market Funds	8,495	—	—	8,495
Total Investments	$2,886,644	$25,552	$0	$2,912,196
Themes Natural Monopoly ETF

Investments:
Common Stocks	$1,504,028	$—	$—	$1,504,028
Preferred Stocks	8,289	—	—	8,289
Money Market Funds	2,538	—	—	2,538
Total Investments	$1,514,855	$—	$—	$1,514,855
Themes Silver Miners ETF

Investments:
Common Stocks	$14,688,787	$—	$—	$14,688,787
Money Market Funds	46,069	—	—	46,069
Total Investments	$14,734,856	$—	$—	$14,734,856

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NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Themes Transatlantic Defense ETF
Investments:
Common Stocks	$100,478,646	$—	$—	$100,478,646
Money Market Funds	457,332	—	—	457,332
Total Investments	$100,935,978	$—	$—	$100,935,978

Themes Uranium & Nuclear ETF

Investments:
Common Stocks	$27,807,244	$—	$—	$27,807,244
Money Market Funds	107,928	—	—	107,928
Total Investments	$27,915,172	$—	$—	$27,915,172
Themes US Cash Flow Champions ETF

Investments:
Common Stocks	$3,097,855	$—	$—	$3,097,855
Money Market Funds	9,762	—	—	9,762
Total Investments	$3,107,617	$—	$—	$3,107,617

Themes US Infrastructure ETF

Investments:
Common Stocks	$2,638,567	$—	$—	$2,638,567
Money Market Funds	9,546	—	—	9,546
Total Investments	$2,648,113	$—	$—	$2,648,113
Themes US R&D Champions ETF

Investments:
Common Stocks	$936,193	$—	$—	$936,193
Money Market Funds	2,781	—	—	2,781
Total Investments	$938,974	$—	$—	$938,974

Themes US Small Cap Cash Flow Champions ETF

Investments:
Common Stocks	$2,766,610	$—	$—	$2,766,610
Money Market Funds	21,925	—	—	21,925
Total Investments	$2,788,535	$—	$—	$2,788,535

Refer to the Schedule of Investments for industry classifications.
*	Includes a position valued at zero.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.

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NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Foreign Currency Translation – The books and records of the Funds are maintained in U.S. dollars. A Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including net currency gains and losses, realized between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund has qualified and intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital. See Note 6. Income Tax Information for information on the distributions made to shareholders.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. Based on this evaluation, Management has concluded that there are no uncertain tax positions that require recognition in the financial statements as of March 31, 2026. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.
Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the

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NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
segment and assess its performance, and has discrete financial information available. The CODM is the Treasurer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds and Themes, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly at an annual rate.

Themes China Generative Artificial Intelligence ETF	0.39%
Themes Cloud Computing ETF	0.35%
Themes Copper Miners ETF	0.35%
Themes Cybersecurity ETF	0.35%
Themes Generative Artificial Intelligence ETF	0.35%
Themes Global Systemically Important Banks ETF	0.35%
Themes Gold Miners ETF	0.35%
Themes Humanoid Robotics ETF	0.35%
Themes Lithium & Battery Metal Miners ETF	0.35%
Themes Natural Monopoly ETF	0.35%
Themes Silver Miners ETF	0.35%
Themes Transatlantic Defense ETF	0.35%
Themes Uranium & Nuclear ETF	0.35%
Themes US Cash Flow Champions ETF	0.29%
Themes US Infrastructure ETF	0.29%
Themes US R&D Champions ETF	0.29%
Themes US Small Cap Cash Flow Champions ETF	0.29%

The Adviser has agreed to pay all expenses of the Funds except the fee paid to the Adviser under the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any) (collectively, “Excluded Expenses”). The Trust acknowledges and agrees that the Adviser may delegate its responsibility to pay some or all expenses incurred by the Funds, except for Excluded Expenses, to one or more third parties, including but not limited to, sub-advisers.
Distribution Agreement and 12b-1 Plan – ALPS Distributors, Inc. (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Agreement. The Distributor receives compensation from the Adviser for certain statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

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NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Other Services – U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to an Administration Agreement, Transfer Agency and Service Agreement and Fund Accounting Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
Pursuant to an agreement between the Trust, on behalf of the Funds, and ACA Global, an employee of ACA Global serves as Chief Compliance Officer of the Trust. Fees for these services are paid by the Adviser under the terms of the Advisory Agreement.
At March 31, 2026, certain Officers and a Trustee of the Trust were also officers or employees of the Adviser.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. or NASDAQ Stock Market LLC. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
The fixed creation unit transaction fee may be waived on certain orders if the applicable Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite deposit securities). Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statement of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

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NOTES TO THE FINANCIAL STATEMENTS
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A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.
5. INVESTMENT TRANSACTIONS
For the period ended March 31, 2026, the aggregate purchases and sales of securities by the Funds (excluding short-term and in-kind transactions) and the in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales	In-Kind Purchases	In-Kind Sales
Themes China Generative Artificial Intelligence ETF	$11,573,424	$8,380,021	$705,001	$319,955
Themes Cloud Computing ETF	124,396	133,553	879,244	352,507
Themes Copper Miners ETF	3,111,929	1,470,162	9,810,180	388,384
Themes Cybersecurity ETF	512,404	510,220	1,028,798	344,592
Themes Generative Artificial Intelligence ETF	17,072,595	18,541,884	1,605,009	—
Themes Global Systemically Important Banks ETF	3,831,479	2,194,716	12,696,714	7,749,777
Themes Gold Miners ETF	4,658,109	4,594,229	19,909,521	11,079,207
Themes Humanoid Robotics ETF	28,926,889	11,116,278	9,031,306	—
Themes Lithium & Battery Metal Miners ETF	1,522,893	610,889	1,741,011	250,703
Themes Natural Monopoly ETF	524,083	537,974	—	—
Themes Silver Miners ETF	1,477,787	1,315,565	11,677,464	1,730,814
Themes Transatlantic Defense ETF	4,254,017	4,287,268	52,199,309	4,329,517
Themes Uranium & Nuclear ETF	5,021,570	4,264,941	15,000,898	5,917,305
Themes US Cash Flow Champions ETF	595,164	590,622	324,482	—
Themes US Infrastructure ETF	126,667	114,351	1,595,625	306,413
Themes US R&D Champions ETF	228,671	231,587	—	—
Themes US Small Cap Cash Flow Champions ETF	1,370,061	1,457,109	341,289	1,968,642

For the period ended March 31, 2026, there were no long-term purchases or sales of U.S. Government Securities in the Funds.

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NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
6. INCOME TAX INFORMATION
The components of accumulated earnings/losses for federal income tax purposes as of September 30, 2025, were as follows:

	Themes China Generative Artificial Intelligence ETF	Themes Cloud Computing ETF	Themes Copper Miners ETF	Themes Cybersecurity ETF	Themes Generative Artificial Intelligence ETF
Tax cost of investments	$21,957,477	$1,176,338	$896,114	$1,812,486	$37,048,513
Gross unrealized appreciation	2,034,545	339,875	310,472	465,406	7,264,957
Gross unrealized depreciation	(396,778)	(87,989)	(101,991)	(182,497)	(4,072,347)
Net unrealized appreciation	$1,637,767	$251,886	$208,481	$282,909	$3,192,610
Undistributed ordinary income	257,532	—	119,738	—	1,542,394
Undistributed capital gain	—	19,098	—	10,386	—
Total distributable earnings	257,532	19,098	119,738	10,386	1,542,394
Other accumulated losses	—	(1,912)	—	(846)	(2,342,300)
Total accumulated earnings	$1,895,299	$269,072	$328,219	$292,449	$2,392,704

	Themes Global Systemically Important Banks ETF	Themes Gold Miners ETF	Themes Humanoid Robotics ETF	Themes Lithium & Battery Metal Miners ETF	Themes Natural Monopoly ETF
Tax cost of investments	$17,833,416	$16,436,485	$5,141,905	$296,826	$1,526,912
Gross unrealized appreciation	2,517,018	1,873,540	511,034	111,431	165,639
Gross unrealized depreciation	(189,916)	(61,535)	(98,874)	(34,398)	(65,604)
Net unrealized appreciation	$2,327,102	$1,812,005	$412,160	$77,033	$100,035
Undistributed ordinary income	253,165	185,020	—	—	18,048
Undistributed capital gain	51,785	—	17,877	—	979
Total distributable earnings	304,950	185,020	17,877	—	19,027
Other accumulated losses	—	—	—	(3,474)	—
Total accumulated earnings	$2,632,052	$1,997,025	$430,037	$73,559	$119,062

	Themes Silver Miners ETF	Themes Transatlantic Defense ETF	Themes Uranium & Nuclear ETF	Themes US Cash Flow Champions ETF	Themes US Infrastructure ETF
Tax cost of investments	$3,279,007	$48,556,321	$17,696,161	$2,530,287	$1,074,402
Gross unrealized appreciation	519,230	9,235,851	3,776,193	285,811	191,030
Gross unrealized depreciation	(51,382)	(628,288)	(1,021,166)	(109,129)	(38,333)
Net unrealized appreciation	$467,848	$8,607,563	$2,755,027	$176,682	$152,697
Undistributed ordinary income	242,533	307,916	585,391	39,113	16,766
Undistributed capital gain	96,593	—	—	—	—
Total distributable earnings	339,126	307,916	585,391	39,113	16,766
Other accumulated losses	—	—	(182,895)	(22,787)	—
Total accumulated earnings	$806,974	$8,915,479	$3,157,523	$193,008	$169,463

66

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)

	Themes US R&D Champions ETF	Themes US Small Cap Cash Flow Champions ETF
Tax cost of investments	$919,382	$4,272,515
Gross unrealized appreciation	134,734	402,066
Gross unrealized depreciation	(54,360)	(342,177)
Net unrealized appreciation	$80,374	$59,889
Undistributed ordinary income	3,162	70,442
Undistributed capital gain	—	—
Total distributable earnings	3,162	70,442
Other accumulated losses	(40,750)	(107,888)
Total accumulated earnings	$42,786	$22,443

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales.
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the period ended September 30, 2025, the Funds had the following post-October and late year losses:

	Post-October Capital Losses	Late Year Ordinary Losses
Themes China Generative Artificial Intelligence ETF	$ —	$—
Themes Cloud Computing ETF	—	1,912
Themes Copper Miners ETF	—	—
Themes Cybersecurity ETF	—	846
Themes Generative Artificial Intelligence ETF	—	—
Themes Global Systemically Important Banks ETF	—	—
Themes Gold Miners ETF	—	—
Themes Humanoid Robotics ETF	—	—
Themes Lithium & Battery Metal Miners ETF	—	3,474
Themes Natural Monopoly ETF	—	—
Themes Silver Miners ETF	—	—
Themes Transatlantic Defense ETF	—	—
Themes Uranium & Nuclear ETF	—	—
Themes US Cash Flow Champions ETF	—	—
Themes US Infrastructure ETF	—	—
Themes US R&D Champions ETF	—	—
Themes US Small Cap Cash Flow Champions ETF	—	—

67

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
Capital loss carryforwards will retain their character as either short-term or long-term capital losses and may be carried forward indefinitely. At September 30, 2025, the Funds had capital loss carryforwards on a tax basis of:

	Utilized in Current Year	Unlimited ST	Unlimited LT
Themes China Generative Artificial Intelligence ETF	$—	$—	$—
Themes Cloud Computing ETF	4,492	—	—
Themes Copper Miners ETF	—	—	—
Themes Cybersecurity ETF	5,127	—	—
Themes Generative Artificial Intelligence ETF	—	(1,917,527)	(424,773)
Themes Global Systemically Important Banks ETF	3,337	—	—
Themes Gold Miners ETF	5,178	—	—
Themes Humanoid Robotics ETF	597	—	—
Themes Lithium & Battery Metal Miners ETF	—	—	—
Themes Natural Monopoly ETF	9,995	—	—
Themes Silver Miners ETF	214	—	—
Themes Transatlantic Defense ETF	—	—	—
Themes Uranium & Nuclear ETF	—	(182,895)	—
Themes US Cash Flow Champions ETF	—	(20,840)	(1,947)
Themes US Infrastructure ETF	—	—	—
Themes US R&D Champions ETF	—	(34,092)	(6,658)
Themes US Small Cap Cash Flow Champions ETF	—	(107,888)	—

To the extent that a Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.
The tax character of distributions during the year ended September 30, 2025 were as follows:

	Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
Themes China Generative Artificial Intelligence ETF	$—	$ —	$ —
Themes Cloud Computing ETF	—	—	—
Themes Copper Miners ETF	5,966	—	—
Themes Cybersecurity ETF	2,250	—	—
Themes Generative Artificial Intelligence ETF	—	—	—
Themes Global Systemically Important Banks ETF	49,789	—	—
Themes Gold Miners ETF	45,286	—	—
Themes Humanoid Robotics ETF	9,566	—	—
Themes Lithium & Battery Metal Miners ETF	39,963	—	—
Themes Natural Monopoly ETF	13,503	—	—
Themes Silver Miners ETF	8,894	—	—
Themes Transatlantic Defense ETF	1,498	—	—
Themes Uranium & Nuclear ETF	9,067	—	—
Themes US Cash Flow Champions ETF	24,947	—	—
Themes US Infrastructure ETF	1,705	—	—
Themes US R&D Champions ETF	28,970	—	—
Themes US Small Cap Cash Flow Champions ETF	15,253	—	—

68

THEMES ETF TRUST
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2026 (Unaudited)(Continued)
7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A complete description of the principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks.”
8. SUBSEQUENT EVENTS
Management has evaluated subsequent events through the date the financial statements were available for issuance. Based on this evaluation, no additional adjustments or disclosures were required to the financial statements.

69

THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)
ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END INVESTMENT COMPANIES
There were no changes in or disagreements with accountants during the period covered by this report.
ITEM 9. PROXY DISCLOSURES FOR OPEN-END INVESTMENT COMPANIES
There were no matters submitted to a vote of shareholders during the period covered by this report.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS FOR OPEN-END INVESTMENT COMPANIES
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the registrant for serving in such capacities. Each current Independent Trustee of the Board is paid $32,250 for his or her services as a Board member to the Trust. Independent Trustee fees are paid by Themes Management Company, LLC through a unitary management fee, not by the registrant.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
November 2025 meeting
At a meeting held on November 14, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the renewal of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 16 series of shares (each, a “Fund” and together, the “Funds”), including Themes Cloud Computing ETF, Themes Cybersecurity ETF, Themes Generative Artificial Intelligence ETF, Themes Global Systemically Important Banks ETF, Themes Gold Miners ETF, Themes Humanoid Robotics ETF, Themes Natural Monopoly ETF, Themes Silver Miners ETF, Themes US Cash Flow Champions ETF, Themes US R&D Champions ETF and Themes US Small Cap Cash Flow Champions ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each Fund, including information presented to the Board by representatives of Themes, and information provided at past Board meetings. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response. The Board noted that it requested and/or was provided with information and reports relevant to the renewal of the Advisory Agreement, including: (i) reports regarding the services and support to be provided to each Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and renewing the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials throughout the year including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services to be provided to each Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits to be realized by Themes from its relationship with the Funds.

70

THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
The Board did not identify any particular information that was most relevant to its consideration to approve the renewal of the Advisory Agreement on behalf of the Funds, and each Trustee may have assigned different weight to the various factors. In deciding whether to approve the renewal of the Advisory Agreement, the Trustees considered numerous factors, including:
1.	The nature, extent, and quality of the services provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services provided including, without limitation, the process for assuring compliance with each Fund’s investment objectives and limitations, the coordination of services for the Funds among the service providers, and the efforts of Themes to promote the Funds and grow their assets. The Board considered Themes’ staffing, the experience of its personnel managing the Funds, and its compliance programs, policies and procedures. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers. The Board also considered Themes’ distribution plan for the Funds, focusing on marketing and advertising and the addition of employees to assist in this plan. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2.	Investment Performance of the Funds.
In evaluating the performance of each Fund, the Board considered performance reports and data provided at each regular Board meeting throughout the year. The Board considered the extent each passively-managed Fund tracked its respective thematic benchmark index. Given the investment objective of each of these Funds, the Board considered tracking error to be a more meaningful indicator of the quality of the Adviser’s services. The Board considered a peer group comparison of performance for the actively-managed Themes Global Systemically Important Banks ETF. After reviewing the performance of each Fund, the Board found the Funds’ performance to be reasonable.
3.	The costs of services provided and profits realized by Themes from its relationship with the Funds.
The Board considered comparative information of the Funds’ management fees to other similar funds, where applicable, noting that each Fund’s proposed management fee was the same or lower than the median management fees charged by Peer Funds. The Board considered the profitability of each of the Funds. The Board noted projections from Themes as to the level of assets under management required in each New Fund in order for it to become profitable. The Board considered the financial condition of Themes and the Adviser’s level of commitment to the Funds. The Board considered the complexity of the Funds’ investment strategies and the operational burdens of overseeing daily trading. Following a review of the comparative information provided for each New Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to Themes were fair and reasonable.
4.	The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.
The Board considered that each Fund has a unitary fee structure. The Board noted that the advisory fee does not include a breakpoint but that the unitary fee structure has the effect of capping the expenses for each Fund.
5.	Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel; the basis of decisions to buy or sell securities for the Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the Funds. The Board

71

THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the Funds were satisfactory.
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.
February 2026 meeting
At a meeting held on February 25, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of Themes ETF Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the renewal of an advisory agreement (the “Agreement”) between Themes Management Company, LLC (the “Adviser” or “Themes”) and the Trust, on behalf of 16 series of shares (each, a “Fund” and together, the “Funds”), including Themes Copper Miners ETF, Themes Lithium & Battery Metal Miners ETF, Themes Transatlantic Defense ETF, Themes Uranium & Nuclear ETF and Themes US Infrastructure ETF.
At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by Themes; (ii) the investment performance of the Fund and Themes; (iii) the costs of the services to be provided and profits to be realized by Themes from its relationship with each Fund; (iv) the extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) Themes’ practices regarding possible conflicts of interest.
In assessing these factors and reaching its conclusions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to each Fund, including information presented to the Board by representatives of Themes, and information provided at past Board meetings. The Independent Trustees noted having met with Independent Trustee Counsel prior to the Meeting and that they discussed their duties and responsibilities in considering approval of the Advisory Agreement and the information provided in Themes’ 15c response. The Board noted that it requested and/or was provided with information and reports relevant to the renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to each Fund and its shareholders; (ii) presentations by management of Themes addressing the investment strategy, personnel and operations to be utilized in managing each Fund; (iii) disclosure information contained in the registration statement of the Trust and the Form ADV and/or policies and procedures of Themes; and (iv) a summary of the fiduciary duties and responsibilities of the Board in reviewing and renewing the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.
The Board also requested and received various informational materials throughout the year including, without limitation: (i) documents containing information about Themes, including financial information, a description of personnel and the services provided to each Fund, summaries of Themes’ compliance program, including its Code of Ethics and other general information; (ii) comparative expense information; (iii) the anticipated effect of size on each Fund’s performance and expenses; and (iv) benefits realized by Themes from its relationship with the Funds.
The Board did not identify any particular information that was most relevant to its consideration to approve the renewal of the Advisory Agreement on behalf of the Funds, and each Trustee may have assigned different weight to the various factors. In deciding whether to approve the renewal of the Advisory Agreement, the Trustees considered numerous factors, including:
1.	The nature, extent, and quality of the services provided by Themes.
The Board considered the responsibilities of Themes under the Advisory Agreement and the services provided including, without limitation, the process for assuring compliance with each Fund’s investment objectives and limitations, the coordination of services for the Funds among the service providers, and the efforts of Themes to

72

THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
promote the Funds and grow their assets. The Board considered Themes’ staffing, the experience of its personnel managing the Funds, and its compliance programs, policies and procedures. The Board also considered the financial condition of Themes and the commitment of financial support from its owners. The Board considered the measures that Themes had put in place to ensure compliance with applicable law and regulations, including the hiring of an independent compliance firm to assist with the development and maintenance of its compliance policies and procedures and the hiring of an independent chief compliance officer to oversee its compliance program. The Board also considered the trading and operational capabilities of Themes, noting in particular the highly automated trading, portfolio management and compliance systems and the significant past experience of the portfolio managers. The Board also considered Themes’ sales and marketing strategy for the Funds, focusing on marketing and advertising and the addition of employees to assist in this plan. After reviewing the foregoing and further information from Themes, the Board concluded that Themes has the resources, experience and expertise to provide the Funds with the quality, extent, and nature of the services required by the Advisory Agreement.
2.	Investment Performance of the Funds.
In evaluating the performance of each Fund, the Board considered performance reports and data provided at each regular Board meeting throughout the year. The Board considered the extent each passively-managed Fund tracked its respective thematic benchmark index. Given the investment objective of each of these Funds, the Board considered tracking error to be a more meaningful indicator of the quality of the Adviser’s services. The Board considered the extent each leveraged Fund tracked the return of its respective underlying stock. Given the structural characteristics of daily resetting leveraged ETFs, the Board considered that factors such as the underlying stock’s volatility over the full holding period dictated a Fund’s performance in relation to its underlying stock and that this factor, and not tracking error, was primarily responsible for any under-performance. After reviewing the performance of each Fund, the Board found the Funds’ performance to be reasonable.
3.	The costs of services provided and profits realized by Themes from its relationship with the Funds.
The Board considered comparative information of the Funds’ management fees to other similar funds, where applicable, noting that each Fund’s proposed management fee was the same or lower than the median management fees charged by Peer funds. The Board considered the profitability of each of the Funds. The Board noted projections from Themes as to the level of assets under management required in each Fund in order for it to become profitable. The Board considered the financial condition of Themes and the Adviser’s level of commitment to the Funds. The Board considered the complexity of the Funds’ investment strategies and the operational burdens of overseeing daily trading. Following a review of the comparative information provided for each Fund and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to Themes were fair and reasonable.
4.	The extent to which economies of scale would be realized as a Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.
The Board considered that each Fund has a unitary fee structure. The Board noted that the advisory fee does not include a breakpoint but that the unitary fee structure has the effect of capping the expenses for each Fund.
5.	Possible conflicts of interest and other benefits.
In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel; the basis of decisions to buy or sell securities for the Funds; the substance and administration of the Code of Ethics and other relevant policies described in Themes’ Form ADV and compliance policies and procedures. The Board considered that Themes does not currently manage any investments for clients other than the Trust. The Board also considered potential benefits for Themes in managing the Funds. The Board noted that Themes represented that it does not currently utilize soft dollars but may at some point in the future. Following further consideration and discussion, the Board indicated that Themes’ standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Themes from managing the Funds were satisfactory.

73

THEMES ETF TRUST
FORM N-CSR ITEMS (Unaudited)(Continued)
Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable under the Agreement, are fair and reasonable to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of each Fund and its respective shareholders.

74

THEMES ETF TRUST
SUPPLEMENTAL INFORMATION (Unaudited)
Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-866-584-3637, or by visiting the Funds’ website at www.ThemesETFs.com.
FEDERAL TAX INFORMATION
For the fiscal period ended September 30, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for each Fund was as follows:

Themes China Generative Artificial Intelligence ETF	0.00%
Themes Cloud Computing ETF	0.00%
Themes Copper Miners ETF	6.44%
Themes Cybersecurity ETF	100.00%
Themes Generative Artificial Intelligence ETF	0.00%
Themes Global Systemically Important Banks ETF	100.00%
Themes Gold Miners ETF	60.57%
Themes Humanoid Robotics ETF	92.79%
Themes Lithium & Battery Metal Miners ETF	7.55%
Themes Natural Monopoly ETF	100.00%
Themes Silver Miners ETF	35.92%
Themes Transatlantic Defense ETF	100.00%
Themes Uranium & Nuclear ETF	2.22%
Themes US Cash Flow Champions ETF	100.00%
Themes US Infrastructure ETF	71.58%
Themes US R&D Champions ETF	19.36%
Themes US Small Cap Cash Flow Champions ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended September 30, 2025 for each Fund was as follows:

Themes China Generative Artificial Intelligence ETF	0.00%
Themes Cloud Computing ETF	0.00%
Themes Copper Miners ETF	0.00%
Themes Cybersecurity ETF	100.00%
Themes Generative Artificial Intelligence ETF	0.00%
Themes Global Systemically Important Banks ETF	20.23%
Themes Gold Miners ETF	0.00%
Themes Humanoid Robotics ETF	26.95%
Themes Lithium & Battery Metal Miners ETF	2.06%
Themes Natural Monopoly ETF	60.68%
Themes Silver Miners ETF	9.11%
Themes Transatlantic Defense ETF	72.99%
Themes Uranium & Nuclear ETF	0.26%
Themes US Cash Flow Champions ETF	100.00%
Themes US Infrastructure ETF	68.16%
Themes US R&D Champions ETF	17.50%
Themes US Small Cap Cash Flow Champions ETF	100.00%

75

THEMES ETF TRUST
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 5.22% for Themes Lithium & Battery Metal Miners ETF and 0% for all other Funds.
QUARTERLY PORTFOLIO HOLDING INFORMATION
Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-584-3637. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.
PROXY VOTING INFORMATION
Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-584-3637 and on the SEC’s website at www.sec.gov.
FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.ThemesETFs.com.

76

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a2(a)). Filed herewith.

(4) Not applicable.

(5) Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a2(b)). Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Themes ETF Trust

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jose Gonzalez
Jose Gonzalez Principal Executive Officer

Date	June 5, 2026

By (Signature and Title)	/s/ Dobromir Kamburov
Dobromir Kamburov, Principal Financial Officer

Date	June 5, 2026